UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22555

FlexShares Trust

(Exact name of registrant as specified in charter)

50 South LaSalle Street

Chicago, Illinois 60603

(Address of principal executive offices) (Zip code)

Diana E. McCarthy, Esq.

Drinker Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia, Pennsylvania 19103-6996

(Name and Address of Agent for Service

with a copy to:

Peter K. Ewing

Craig R. Carberry, Esq.

Northern Trust Investments, Inc.

50 South LaSalle Street

Chicago, Illinois 60603

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 800-595-9111

Date of fiscal year end: October 31

Date of reporting period: July 31, 2012

Item 1. Schedule of Investments.

The Trust’s Schedule of Investments as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

July 31, 2012 (Unaudited)

	Shares	Value
Common Stocks - 99.3%
Aerospace & Defense - 1.9%
AAR Corp.	2,220	$31,546
Aerovironment, Inc.*	407	9,507
Alliant Techsystems, Inc.	1,850	85,692
American Science & Engineering, Inc.	222	12,663
Astronics Corp.*	222	6,678
BE Aerospace, Inc.*	407	15,967
The Boeing Co.	2,960	218,774
Ceradyne, Inc.	1,295	28,490
Cubic Corp.	370	17,897
Curtiss-Wright Corp.	2,627	78,731
DigitalGlobe, Inc.*	814	15,848
Esterline Technologies Corp.*	1,702	99,941
Exelis, Inc.	4,477	42,084
GenCorp, Inc.*	1,258	10,630
General Dynamics Corp.	1,036	65,724
GeoEye, Inc.*	962	24,464
HEICO Corp.	370	13,205
HEICO Corp., Class A	629	18,543
Hexcel Corp.*	2,294	53,427
Honeywell International, Inc.	3,182	184,715
Huntington Ingalls Industries, Inc.*	2,516	98,099
The KEYW Holding Corp.*	370	4,074
Kratos Defense & Security Solutions, Inc.*	1,924	10,871
L-3 Communications Holdings, Inc.	370	26,229
LMI Aerospace, Inc.*	555	10,007
Lockheed Martin Corp.	925	82,575
Moog, Inc., Class A*	1,036	37,700
National Presto Industries, Inc.	259	17,234
Northrop Grumman Corp.	888	58,786
Orbital Sciences Corp.*	1,369	17,934
Precision Castparts Corp.	629	97,847
Raytheon Co.	1,147	63,635
Rockwell Collins, Inc.	666	33,680
Spirit Aerosystems Holdings, Inc., Class A*	407	9,564
Taser International, Inc.*	1,480	8,007
Teledyne Technologies, Inc.*	851	53,017
Textron, Inc.	1,221	31,807
TransDigm Group, Inc.*	222	27,386
Triumph Group, Inc.	185	11,568
United Technologies Corp.	3,589	267,165

		2,001,711
Air Freight & Logistics - 0.6%
Air Transport Services Group, Inc.*	3,145	15,190
Atlas Air Worldwide Holdings, Inc.*	1,480	67,133
C.H. Robinson Worldwide, Inc.	666	35,198
Echo Global Logistics, Inc.*	333	6,007
Expeditors International of Washington, Inc.	962	34,218
FedEx Corp.	1,332	120,280
Forward Air Corp.	666	22,284
Hub Group, Inc., Class A*	851	25,317
Pacer International, Inc.*	814	3,419
Park-Ohio Holdings Corp.*	481	8,259
United Parcel Service, Inc., Class B	3,293	248,984
UTi Worldwide, Inc.	2,553	33,827
XPO Logistics, Inc.*	222	2,824

		622,940
Airlines - 0.5%
Alaska Air Group, Inc.*	4,070	141,840
Allegiant Travel Co.*	333	23,663
Delta Air Lines, Inc.*	2,923	28,207
Hawaiian Holdings, Inc.*	2,812	17,912
JetBlue Airways Corp.*	13,024	71,762
Republic Airways Holdings, Inc.*	2,516	11,448
SkyWest, Inc.	3,145	22,015
Southwest Airlines Co.	1,998	18,362
Spirit Airlines, Inc.*	1,295	27,855
United Continental Holdings, Inc.*	1,147	21,667

	Shares	Value
Common Stocks - (continued)
Airlines - (continued)
US Airways Group, Inc.*	8,991	$103,037

		487,768
Auto Components - 0.6%
American Axle & Manufacturing Holdings, Inc.*	3,700	39,923
Amerigon, Inc.*	518	5,828
BorgWarner, Inc.*	481	32,275
Cooper Tire & Rubber Co.	3,478	60,761
Dana Holding Corp.	8,177	107,773
Dorman Products, Inc.*	592	17,002
Drew Industries, Inc.*	444	11,926
Exide Technologies*	4,366	12,792
Federal-Mogul Corp.*	1,406	13,990
Fuel Systems Solutions, Inc.*	370	6,556
Gentex Corp.	629	10,070
The Goodyear Tire & Rubber Co.*	1,110	12,710
Johnson Controls, Inc.	2,701	66,580
Lear Corp.	370	13,153
Modine Manufacturing Co.*	2,553	17,131
Spartan Motors, Inc.	777	3,963
Standard Motor Products, Inc.	1,147	16,127
Stoneridge, Inc.*	1,443	9,264
Superior Industries International, Inc.	1,332	22,764
Tenneco, Inc.*	3,367	98,619
TRW Automotive Holdings Corp.*	370	14,541
Visteon Corp.*	222	7,199

		600,947
Automobiles - 0.3%
Ford Motor Co.	12,913	119,316
General Motors Co.*	1,961	38,651
Harley-Davidson, Inc.	1,073	46,386
Tesla Motors, Inc.*	259	7,102
Thor Industries, Inc.	2,368	68,033
Winnebago Industries, Inc.*	703	7,121

		286,609
Beverages - 1.5%
Beam, Inc.	703	44,205
The Boston Beer Co., Inc., Class A*	222	23,914
Brown-Forman Corp., Class B	407	38,079
Central European Distribution Corp.*	3,663	11,941
Coca-Cola Bottling Co. Consolidated	111	7,456
The Coca-Cola Co.	9,472	765,338
Coca-Cola Enterprises, Inc.	1,295	37,969
Constellation Brands, Inc., Class A*	629	17,744
Dr Pepper Snapple Group, Inc.	962	43,848
Monster Beverage Corp.*	666	44,269
National Beverage Corp.*	222	3,219
PepsiCo, Inc.	7,141	519,365

		1,557,347
Biotechnology - 2.3%
Achillion Pharmaceuticals, Inc.*	1,073	7,103
Acorda Therapeutics, Inc.*	925	22,265
Affymax, Inc.*	814	13,211
Agenus, Inc.*	444	2,145
Alexion Pharmaceuticals, Inc.*	814	85,348
Alkermes PLC*	2,294	42,645
Allos Therapeutics, Inc.*	1,221	2,161
Alnylam Pharmaceuticals, Inc.*	1,036	19,363
AMAG Pharmaceuticals, Inc.*	481	7,446
Amgen, Inc.	3,478	287,283
Amicus Therapeutics, Inc.*	444	2,189
Amylin Pharmaceuticals, Inc.*	1,628	50,126
Anacor Pharmaceuticals, Inc.*	518	3,056
Arena Pharmaceuticals, Inc.*	4,662	38,974
Ariad Pharmaceuticals, Inc.*	3,700	70,781
Arqule, Inc.*	1,258	7,611
Array BioPharma, Inc.*	2,257	11,601
Astex Pharmaceuticals*	2,886	7,157
AVEO Pharmaceuticals, Inc.*	999	13,087
BioCryst Pharmaceuticals, Inc.*	1,221	5,421
Biogen Idec, Inc.*	1,073	156,476

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

July 31, 2012 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Biotechnology - (continued)
BioMarin Pharmaceutical, Inc.*	481	$18,898
Biotime, Inc.*	592	2,285
Celgene Corp.*	1,813	124,118
Celldex Therapeutics, Inc.*	1,628	8,417
Cepheid, Inc.*	1,591	50,976
Cubist Pharmaceuticals, Inc.*	1,406	60,542
Curis, Inc.*	1,776	8,596
Cytori Therapeutics, Inc.*	1,147	3,005
Dendreon Corp.*	3,626	17,260
Dusa Pharmaceuticals, Inc.*	518	2,833
Dyax Corp.*	3,071	8,138
Dynavax Technologies Corp.*	2,886	11,140
Emergent Biosolutions, Inc.*	555	8,109
Enzon Pharmaceuticals, Inc.*	851	5,642
Exact Sciences Corp.*	1,221	12,515
Exelixis, Inc.*	3,774	23,588
Genomic Health, Inc.*	481	16,147
Geron Corp.*	3,034	5,218
Gilead Sciences, Inc.*	3,441	186,950
Halozyme Therapeutics, Inc.*	1,998	18,022
Human Genome Sciences, Inc.*	3,404	48,473
Idenix Pharmaceuticals, Inc.*	1,776	17,991
Immunogen, Inc.*	1,739	28,067
Immunomedics, Inc.*	1,554	5,377
Incyte Corp. Ltd.*	1,221	30,513
Infinity Pharmaceuticals, Inc.*	629	10,982
InterMune, Inc.*	1,406	12,415
Ironwood Pharmaceuticals, Inc.*	1,924	24,762
Isis Pharmaceuticals, Inc.*	2,183	26,458
Lexicon Pharmaceuticals, Inc.*	5,254	12,715
Ligand Pharmaceuticals, Inc., Class B*	629	12,171
MannKind Corp.*	1,258	2,994
Maxygen, Inc.*	407	2,454
Medivation, Inc.*	444	44,267
Merrimack Pharmaceuticals, Inc.*	333	2,654
Momenta Pharmaceuticals, Inc.*	2,035	28,938
Myriad Genetics, Inc.*	2,109	52,409
Neurocrine Biosciences, Inc.*	1,517	11,529
Novavax, Inc.*	2,257	5,033
NPS Pharmaceuticals, Inc.*	1,998	15,405
OncoGenex Pharmaceutical, Inc.*	296	4,132
Oncothyreon, Inc.*	1,147	4,852
Onyx Pharmaceuticals, Inc.*	333	24,965
Opko Health, Inc.*	3,589	15,217
Orexigen Therapeutics, Inc.*	592	2,919
Osiris Therapeutics, Inc.*	259	2,258
PDL BioPharma, Inc.	7,844	53,261
Pharmacyclics, Inc.*	1,369	72,845
Progenics Pharmaceuticals, Inc.*	740	3,855
Protalix Biotherapeutics, Inc.*	1,517	8,829
Regeneron Pharmaceuticals, Inc.*	333	44,838
Rigel Pharmaceuticals, Inc.*	1,628	17,810
Sangamo Biosciences, Inc.*	1,443	7,590
Savient Pharmaceuticals, Inc.*	1,628	1,026
Seattle Genetics, Inc.*	2,294	60,011
SIGA Technologies, Inc.*	925	2,692
Spectrum Pharmaceuticals, Inc.*	1,221	17,082
Synageva BioPharma Corp.*	185	9,261
Synta Pharmaceuticals Corp.*	777	5,711
Targacept, Inc.*	629	2,717
Theravance, Inc.*	1,813	52,813
Threshold Pharmaceuticals, Inc.*	1,110	7,703
Trius Therapeutics, Inc.*	555	3,058
United Therapeutics Corp.*	1,110	60,806
Vertex Pharmaceuticals, Inc.*	888	43,077
Vical, Inc.*	1,554	5,377
ZIOPHARM Oncology, Inc.*	1,369	7,707

		2,385,867
Building Products - 0.3%
A.O. Smith Corp.	888	43,885
AAON, Inc.	481	8,788
Ameresco, Inc., Class A*	444	5,399

	Shares	Value
Common Stocks - (continued)
Building Products - (continued)
American Woodmark Corp.*	481	$8,018
Apogee Enterprises, Inc.	666	10,782
Armstrong World Industries, Inc.	518	20,021
Builders FirstSource, Inc.*	592	2,131
Fortune Brands Home & Security, Inc.*	407	9,003
Gibraltar Industries, Inc.*	703	6,692
Griffon Corp.	1,258	11,058
Insteel Industries, Inc.	407	4,054
Lennox International, Inc.	1,184	51,705
Masco Corp.	1,628	19,585
NCI Building Systems, Inc.*	481	5,176
Nortek, Inc.*	185	9,439
Owens Corning*	518	13,913
Quanex Building Products Corp.	851	14,382
Simpson Manufacturing Co., Inc.	925	22,422
Trex Co., Inc.*	333	8,485
Universal Forest Products, Inc.	444	14,177
USG Corp.*	1,517	24,636

		313,751
Capital Markets - 1.4%
Affiliated Managers Group, Inc.*	222	24,773
Ameriprise Financial, Inc.	814	42,100
Arlington Asset Investment Corp., Class A	407	9,101
Artio Global Investors, Inc.	1,776	5,736
The Bank of New York Mellon Corp.	4,181	88,972
BGC Partners, Inc., Class A	5,106	25,377
BlackRock, Inc.	444	75,595
Calamos Asset Management, Inc., Class A	1,110	11,733
The Charles Schwab Corp.	4,588	57,946
Cohen & Steers, Inc.	518	17,094
Cowen Group, Inc., Class A*	4,625	11,562
Diamond Hill Investment Group, Inc.	74	5,529
Duff & Phelps Corp., Class A	1,702	25,087
E*TRADE Financial Corp.*	1,147	8,752
Eaton Vance Corp.	518	13,743
Edelman Financial Group, Inc.	444	3,849
Epoch Holding Corp.	444	9,360
Evercore Partners, Inc., Class A	629	14,574
Federated Investors, Inc., Class B	2,479	49,853
Financial Engines, Inc.*	962	18,057
Franklin Resources, Inc.	666	76,557
FXCM, Inc., Class A	999	10,489
GAMCO Investors, Inc., Class A	111	4,961
GFI Group, Inc.	3,700	11,766
The Goldman Sachs Group, Inc.	1,332	134,399
Greenhill & Co., Inc.	666	26,454
HFF, Inc., Class A*	814	10,631
ICG Group, Inc.*	851	7,608
INTL FCStone, Inc.*	925	17,621
Invesco Ltd.	1,924	42,578
Investment Technology Group, Inc.*	2,294	18,994
Janus Capital Group, Inc.	10,434	75,438
Jefferies Group, Inc.	629	7,888
KBW, Inc.	703	11,325
Knight Capital Group, Inc., Class A*	5,476	56,567
Ladenburg Thalmann Financial Services, Inc.*	2,886	4,098
Legg Mason, Inc.	518	12,701
LPL Financial Holdings, Inc.	185	5,184
Manning & Napier, Inc.	370	5,047
Medallion Financial Corp.	518	5,739
Morgan Stanley	4,625	63,177
Northern Trust Corp.‡	962	43,675
Oppenheimer Holdings, Inc., Class A	629	8,749
Piper Jaffray Cos.*	1,073	22,866
Raymond James Financial, Inc.	333	11,195
Safeguard Scientifics, Inc.*	1,110	17,172
SEI Investments Co.	666	14,106
State Street Corp.	2,035	82,173

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

July 31, 2012 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Capital Markets - (continued)
Stifel Financial Corp.*	1,258	$37,866
SWS Group, Inc.*	1,813	10,388
T Rowe Price Group, Inc.	1,147	69,680
TD Ameritrade Holding Corp.	999	15,904
Virtus Investment Partners, Inc.*	148	12,391
Waddell & Reed Financial, Inc., Class A	370	10,763
Walter Investment Management Corp.	1,480	33,478

		1,518,421
Chemicals - 2.4%
A Schulman, Inc.	1,591	34,779
ADA-ES, Inc.*	111	2,515
Air Products & Chemicals, Inc.	814	65,470
Airgas, Inc.	296	23,479
Albemarle Corp.	407	23,696
American Vanguard Corp.	592	13,847
Arabian American Development Co.*	185	1,758
Ashland, Inc.	259	18,231
Balchem Corp.	703	23,431
Cabot Corp.	2,960	115,440
Calgon Carbon Corp.*	1,369	18,947
Celanese Corp.	481	18,341
CF Industries Holdings, Inc.	222	43,459
Chemtura Corp.*	4,033	54,526
Cytec Industries, Inc.	1,110	68,332
The Dow Chemical Co.	4,144	119,264
E.I. du Pont de Nemours & Co.	4,070	202,279
Eastman Chemical Co.	912	47,679
Ecolab, Inc.	1,332	87,179
Ferro Corp.*	4,847	14,880
Flotek Industries, Inc.*	1,184	11,568
FMC Corp.	592	32,382
FutureFuel Corp.	518	5,040
Georgia Gulf Corp.	1,887	61,856
Hawkins, Inc.	222	8,445
HB Fuller Co.	2,220	64,868
Huntsman Corp.	703	8,893
Innophos Holdings, Inc.	1,258	72,926
Innospec, Inc.*	1,184	36,846
International Flavors & Fragrances, Inc.	259	14,437
Intrepid Potash, Inc.*	1,221	28,498
Koppers Holdings, Inc.	1,073	35,345
Kraton Performance Polymers, Inc.*	1,776	41,594
Kronos Worldwide, Inc.	111	1,878
Landec Corp.*	814	6,504
LSB Industries, Inc.*	999	32,098
Minerals Technologies, Inc.	370	23,658
Monsanto Co.	2,405	205,916
The Mosaic Co.	1,332	77,403
NewMarket Corp.	37	8,506
Olin Corp.	3,922	79,381
OM Group, Inc.*	1,850	29,045
Omnova Solutions, Inc.*	2,590	18,855
PolyOne Corp.	5,032	74,121
PPG Industries, Inc.	703	76,950
Praxair, Inc.	1,258	130,530
Quaker Chemical Corp.	740	32,760
Rockwood Holdings, Inc.	333	14,725
RPM International, Inc.	481	12,747
The Scotts Miracle-Gro Co., Class A	222	8,858
Sensient Technologies Corp.	1,924	68,206
The Sherwin-Williams Co.	333	44,739
Sigma-Aldrich Corp.	407	28,164
Spartech Corp.*	777	3,955
Stepan Co.	444	39,365
TPC Group, Inc.*	629	24,216
Tredegar Corp.	1,073	15,891
Valhi, Inc.	111	1,235
Valspar Corp.	370	18,574
W.R. Grace & Co.*	222	12,441
Westlake Chemical Corp.	111	6,589

	Shares	Value
Common Stocks - (continued)
Chemicals - (continued)
Zep, Inc.	555	$8,469
Zoltek Cos., Inc.*	703	5,863

		2,531,872
Commercial Banks - 4.7%
1st Source Corp.	555	12,332
Ameris Bancorp*	1,184	14,137
Arrow Financial Corp.	259	6,299
Associated Banc-Corp	3,996	49,910
Bancfirst Corp.	407	16,532
Bancorp Inc./DE*	777	7,265
BancorpSouth, Inc.	1,813	26,270
Bank of Hawaii Corp.	1,887	88,142
Bank of Marin Bancorp	333	12,461
Bank of the Ozarks, Inc.	1,332	42,877
Banner Corp.	777	17,661
BB&T Corp.	3,108	97,498
BBCN Bancorp, Inc.*	1,591	18,042
BOK Financial Corp.	74	4,180
Boston Private Financial Holdings, Inc.	1,813	17,060
Bryn Mawr Bank Corp.	629	13,008
Camden National Corp.	296	10,677
CapitalSource, Inc.	6,364	41,684
Cardinal Financial Corp.	666	8,525
Cathay General Bancorp	1,813	29,352
Centerstate Banks, Inc.	333	2,581
Central Pacific Financial Corp.*	111	1,487
Chemical Financial Corp.	1,406	31,537
CIT Group, Inc.*	888	32,430
Citizens & Northern Corp.	481	8,894
Citizens Republic Bancorp, Inc.*	1,628	29,304
City Holding Co.	703	23,234
City National Corp./CA	962	47,407
CoBiz Financial, Inc.	1,739	11,651
Columbia Banking Systems, Inc.	925	16,696
Comerica, Inc.	666	20,120
Commerce Bancshares, Inc./MO	259	10,199
Community Bank System, Inc.	2,035	55,983
Community Trust Bancorp, Inc.	777	26,371
Cullen/Frost Bankers, Inc.	222	12,279
CVB Financial Corp.	5,291	62,434
Eagle Bancorp, Inc.*	444	7,881
East West Bancorp, Inc.	666	14,519
Enterprise Financial Services Corp.	1,073	13,466
Fifth Third Bancorp	2,886	39,885
Financial Institutions, Inc.	777	13,364
First Bancorp/NC	703	5,990
First BanCorp/PR*	3,626	13,706
First Busey Corp.	3,404	15,863
First California Financial Group, Inc.*	296	1,986
First Citizens BancShares, Inc./NC, Class A	259	42,551
First Commonwealth Financial Corp.	3,330	23,343
First Community Bancshares, Inc./VA	888	12,867
First Connecticut Bancorp, Inc./CT	370	4,925
First Financial Bancorp	3,219	51,375
First Financial Bankshares, Inc.	740	25,526
First Financial Corp./IN	629	18,650
First Horizon National Corp.	7,844	64,556
First Interstate Bancsystem, Inc.	814	11,730
First Merchants Corp.	925	13,163
First Midwest Bancorp, Inc./IL	1,702	19,233
First Republic Bank/CA	333	10,832
FirstMerit Corp.	5,439	88,112
FNB Corp./PA	7,067	76,889
Fulton Financial Corp.	11,174	102,689
German American Bancorp, Inc.	333	6,777
Glacier Bancorp, Inc.	1,665	25,258
Great Southern Bancorp, Inc.	222	6,804
Hancock Holding Co.	555	16,916
Hanmi Financial Corp.*	962	10,534
Heritage Commerce Corp.*	37	227

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

July 31, 2012 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Commercial Banks - (continued)
Home BancShares, Inc./AR	592	$17,849
Hudson Valley Holding Corp.	407	6,862
Huntington Bancshares, Inc./OH	2,960	18,396
Iberiabank Corp.	703	32,921
Independent Bank Corp./MA	1,184	35,177
International Bancshares Corp.	3,219	59,004
Investors Bancorp, Inc.*	1,073	17,458
KeyCorp	2,923	23,326
Lakeland Bancorp, Inc.	1,073	10,108
Lakeland Financial Corp.	814	20,952
M&T Bank Corp.	370	31,761
MainSource Financial Group, Inc.	1,184	13,829
MB Financial, Inc.	2,664	53,786
National Penn Bancshares, Inc.	2,960	26,166
NBT Bancorp, Inc.	1,887	39,646
Old National Bancorp/IN	4,292	52,534
Oriental Financial Group, Inc.	2,146	22,275
Pacific Capital Bancorp N.A.*	111	5,064
PacWest Bancorp	740	16,953
Park National Corp.	740	50,128
Pinnacle Financial Partners, Inc.*	777	15,190
PNC Financial Services Group, Inc.	1,813	107,148
Popular, Inc.*	5,661	85,311
PrivateBancorp, Inc.	1,480	22,674
Prosperity Bancshares, Inc.	1,850	75,055
Regions Financial Corp.	6,512	45,324
Renasant Corp.	1,406	24,886
Republic Bancorp, Inc./KY, Class A	555	13,104
S&T Bancorp, Inc.	1,554	25,641
Sandy Spring Bancorp, Inc.	1,369	24,382
SCBT Financial Corp.	333	12,334
Signature Bank/NY*	629	40,571
Simmons First National Corp., Class A	370	8,636
Southside Bancshares, Inc.	962	20,067
Southwest Bancorp, Inc./Stillwater OK*	185	1,702
State Bank Financial Corp.*	1,739	27,667
StellarOne Corp.	518	6,936
Sterling Bancorp/NY	1,739	16,677
Sterling Financial Corp./WA*	629	12,618
Sun Bancorp, Inc./NJ*	1,628	4,786
SunTrust Banks, Inc.	2,405	56,878
Susquehanna Bancshares, Inc.	4,292	45,753
SVB Financial Group*	999	57,752
SY Bancorp, Inc.	703	16,429
Synovus Financial Corp.	27,750	52,725
TCF Financial Corp.	8,436	87,144
Texas Capital Bancshares, Inc.*	851	36,670
Tompkins Financial Corp.	481	18,884
TowneBank/VA	666	9,524
Trustmark Corp.	2,146	51,890
U.S. Bancorp	8,769	293,762
UMB Financial Corp.	1,332	64,016
Umpqua Holdings Corp.	2,664	33,247
Union First Market Bankshares Corp.	1,258	19,210
United Bankshares, Inc./WV	2,516	58,623
United Community Banks, Inc./GA*	1,110	7,559
Univest Corp of Pennsylvania	925	14,717
Valley National Bancorp	9,472	88,090
Virginia Commerce Bancorp, Inc.*	1,628	13,138
Washington Banking Co.	962	13,449
Washington Trust Bancorp, Inc.	740	18,367
Webster Financial Corp.	4,144	85,035
Wells Fargo & Co.	22,274	753,084
WesBanco, Inc.	1,406	29,118
West Coast Bancorp/OR*	888	17,662
Westamerica Bancorp.	666	30,636
Western Alliance Bancorp*	1,887	17,398
Wilshire Bancorp, Inc.*	3,848	24,396
Wintrust Financial Corp.	814	29,882
Zions Bancorp.	740	13,468

		4,889,546

	Shares	Value
Common Stocks - (continued)
Commercial Services & Supplies - 1.4%
ABM Industries, Inc.	2,479	$46,109
ACCO Brands Corp.*	6,216	52,650
Acorn Energy, Inc.	185	1,606
American Reprographics Co.*	2,109	9,216
Avery Dennison Corp.	407	12,532
The Brink’s Co.	2,627	60,946
Casella Waste Systems, Inc., Class A*	814	4,111
Cenveo, Inc.*	3,256	6,154
Cintas Corp.	518	20,528
Clean Harbors, Inc.*	222	13,440
Consolidated Graphics, Inc.*	555	13,159
Copart, Inc.*	518	12,308
Corrections Corp of America	1,443	44,848
Covanta Holding Corp.	2,775	47,674
Deluxe Corp.	2,886	81,732
Encore Capital Group, Inc.*	1,147	32,116
EnergySolutions, Inc.*	4,070	6,756
EnerNOC, Inc.*	1,369	8,679
Ennis, Inc.	1,443	20,693
G&K Services, Inc., Class A	444	13,990
The Geo Group, Inc.*	3,219	74,423
Healthcare Services Group, Inc.	1,443	31,284
Heritage-Crystal Clean, Inc.*	185	3,234
Herman Miller, Inc.	1,332	24,376
HNI Corp.	851	22,611
InnerWorkings, Inc.*	666	7,985
Interface, Inc.	1,332	17,662
Intersections, Inc.	407	5,796
Iron Mountain, Inc.	740	23,835
KAR Auction Services, Inc.*	1,554	24,880
Kimball International, Inc., Class B	185	1,730
Knoll, Inc.	2,775	37,990
McGrath RentCorp	555	14,769
Metalico, Inc.*	2,849	5,527
Mine Safety Appliances Co.	740	25,397
Mobile Mini, Inc.*	888	12,716
Multi-Color Corp.	740	14,386
Pitney Bowes, Inc.	666	8,898
Portfolio Recovery Associates, Inc.*	925	78,329
Quad/Graphics, Inc.	1,258	19,361
R.R. Donnelley & Sons Co.	10,175	123,321
Republic Services, Inc.	1,036	29,971
Rollins, Inc.	333	7,852
Standard Parking Corp.*	370	7,848
Steelcase, Inc., Class A	4,995	42,807
Stericycle, Inc.*	370	34,354
Sykes Enterprises, Inc.*	2,368	35,023
Team, Inc.*	444	13,826
Tetra Tech, Inc.*	1,443	37,100
TMS International Corp., Class A*	740	7,237
UniFirst Corp.	740	46,339
United Stationers, Inc.	2,368	59,697
US Ecology, Inc.	407	7,936
Viad Corp.	481	8,336
Waste Connections, Inc.	518	15,939
Waste Management, Inc.	1,887	64,913

		1,506,935
Communications Equipment - 1.8%
Acme Packet, Inc.*	1,406	22,285
ADTRAN, Inc.	1,591	34,334
Anaren, Inc.*	444	8,911
Arris Group, Inc.*	2,997	38,032
Aruba Networks, Inc.*	2,738	38,825
Aviat Networks, Inc.*	1,295	2,927
Bel Fuse, Inc., Class B	296	5,337
Black Box Corp.	999	26,613
Brocade Communications Systems, Inc.*	24,531	121,919
CalAmp Corp.*	370	2,786
Calix, Inc.*	925	4,264
Ciena Corp.*	2,294	36,773
Cisco Systems, Inc.	24,420	389,499

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

July 31, 2012 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Communications Equipment - (continued)
Comtech Telecommunications Corp.	518	$14,152
Digi International, Inc.*	592	5,417
EchoStar Corp., Class A*	962	27,705
Emulex Corp.*	2,035	13,166
Extreme Networks*	4,773	15,274
F5 Networks, Inc.*	333	31,095
Finisar Corp.*	2,072	25,755
Globecomm Systems, Inc.*	518	5,273
Harmonic, Inc.*	6,808	28,866
Harris Corp.	444	18,493
Infinera Corp.*	2,442	13,480
InterDigital, Inc.	1,073	29,293
Ixia*	1,147	17,778
JDS Uniphase Corp.*	999	9,830
Juniper Networks, Inc.*	2,368	41,511
KVH Industries, Inc.*	185	2,414
Loral Space & Communications, Inc.	666	47,919
Motorola Solutions, Inc.	1,295	62,600
NETGEAR, Inc.*	851	29,470
Oclaro, Inc.*	3,034	8,495
Oplink Communications, Inc.*	481	6,378
Plantronics, Inc.	1,073	35,216
Polycom, Inc.*	4,070	35,572
Procera Networks, Inc.*	370	9,428
QUALCOMM, Inc.	7,770	463,714
Riverbed Technology, Inc.*	703	12,401
ShoreTel, Inc.*	555	2,597
Sonus Networks, Inc.*	4,810	7,985
Sycamore Networks, Inc.*	444	6,327
Symmetricom, Inc.*	999	5,984
Tellabs, Inc.	16,576	54,535
Telular Corp.	259	2,442
Tessco Technologies, Inc.	185	3,469
Ubiquiti Networks, Inc.*	222	3,139
UTStarcom Holdings Corp.*	2,183	2,336
ViaSat, Inc.*	962	36,845
Westell Technologies, Inc., Class A*	1,258	2,755

		1,871,614
Computers & Peripherals - 3.5%
3D Systems Corp.*	962	36,556
Apple, Inc.*	4,218	2,576,186
Avid Technology, Inc.*	666	6,134
Cray, Inc.*	740	9,198
Datalink Corp.*	814	6,406
Dell, Inc.*	4,440	52,747
Diebold, Inc.	3,219	104,135
Electronics for Imaging, Inc.*	1,073	15,687
EMC Corp.*	9,768	256,019
Fusion-io, Inc.*	1,443	27,590
Hewlett-Packard Co.	6,882	125,528
Imation Corp.*	1,998	11,129
Immersion Corp.*	666	3,723
Intermec, Inc.*	1,184	7,128
Intevac, Inc.*	518	3,041
Lexmark International, Inc., Class A	3,663	64,066
NCR Corp.*	555	12,943
NetApp, Inc.*	1,665	54,395
OCZ Technology Group, Inc.*	1,813	11,367
QLogic Corp.*	5,217	60,204
Quantum Corp.*	5,365	7,940
SanDisk Corp.*	814	33,480
Seagate Technology PLC	1,295	38,876
Silicon Graphics International Corp.*	703	4,675
STEC, Inc.*	962	7,763
Stratasys, Inc.*	481	29,476
Super Micro Computer, Inc.*	592	7,347
Synaptics, Inc.*	777	20,497
Western Digital Corp.*	814	32,373

		3,626,609

	Shares	Value
Common Stocks - (continued)
Construction & Engineering - 0.5%
AECOM Technology Corp.*	370	$5,998
Aegion Corp.*	888	15,451
Argan, Inc.	296	4,680
Comfort Systems USA, Inc.	888	8,693
Dycom Industries, Inc.*	814	14,180
EMCOR Group, Inc.	3,626	95,472
Fluor Corp.	777	38,524
Furmanite Corp.*	851	3,812
Granite Construction, Inc.	814	21,083
Great Lakes Dredge & Dock Corp.	1,628	11,608
Jacobs Engineering Group, Inc.*	555	21,406
KBR, Inc.	518	13,592
Layne Christensen Co.*	1,110	23,421
MasTec, Inc.*	3,330	53,147
Michael Baker Corp.*	481	12,131
MYR Group, Inc.*	481	7,850
Northwest Pipe Co.*	407	9,910
Orion Marine Group, Inc.*	1,221	8,828
Pike Electric Corp.*	407	3,488
Primoris Services Corp.	1,517	18,735
Quanta Services, Inc.*	925	21,266
The Shaw Group, Inc.*	1,702	66,293
Sterling Construction Co., Inc.*	518	5,144
Tutor Perini Corp.*	1,813	20,596
URS Corp.	259	9,083

		514,391
Construction Materials - 0.1%
Eagle Materials, Inc.	1,036	36,001
Headwaters, Inc.*	1,036	6,475
Martin Marietta Materials, Inc.	222	16,681
Texas Industries, Inc.	555	23,183
Vulcan Materials Co.	518	20,067

		102,407
Consumer Finance - 0.7%
American Express Co.	4,699	271,179
Capital One Financial Corp.	1,961	110,777
Cash America International, Inc.	1,665	63,803
Credit Acceptance Corp.*	148	14,187
DFC Global Corp.*	2,294	43,976
Discover Financial Services	1,887	67,856
Ezcorp, Inc., Class A*	2,442	54,945
First Cash Financial Services, Inc.*	666	26,707
Green Dot Corp., Class A*	481	5,022
Nelnet, Inc., Class A	1,369	32,185
Netspend Holdings, Inc.*	814	7,163
SLM Corp.	1,776	28,398
World Acceptance Corp.*	851	60,651

		786,849
Containers & Packaging - 0.3%
AEP Industries, Inc.*	222	10,430
Aptargroup, Inc.	259	12,953
Ball Corp.	629	26,141
Bemis Co., Inc.	370	11,377
Boise, Inc.	6,031	44,629
Crown Holdings, Inc.*	518	18,596
Graphic Packaging Holding Co.*	7,474	41,854
Greif, Inc., Class A	1,184	51,220
Myers Industries, Inc.	925	15,207
Owens-Illinois, Inc.*	555	10,240
Packaging Corp of America	370	11,392
Rock-Tenn Co., Class A	222	12,925
Sealed Air Corp.	629	10,190
Silgan Holdings, Inc.	222	9,149
Sonoco Products Co.	370	11,215

		297,518
Distributors - 0.1%
Core-Mark Holding Co., Inc.	629	30,374
Genuine Parts Co.	666	42,644
LKQ Corp.*	666	23,530
Pool Corp.	1,110	40,915

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

July 31, 2012 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Distributors - (continued)
VOXX International Corp.*	1,184	$8,868

		146,331
Diversified Consumer Services - 0.6%
American Public Education, Inc.*	407	10,220
Apollo Group, Inc., Class A*	629	17,109
Ascent Capital Group, Inc., Class A*	333	16,577
Bridgepoint Education, Inc.*	1,036	9,428
Capella Education Co.*	703	18,643
Career Education Corp.*	3,441	16,207
Coinstar, Inc.*	703	33,385
Corinthian Colleges, Inc.*	4,292	8,670
DeVry, Inc.	3,293	64,641
Education Management Corp.*	1,702	6,399
Grand Canyon Education, Inc.*	851	14,161
H&R Block, Inc.	1,036	16,711
Hillenbrand, Inc.	3,145	54,377
ITT Educational Services, Inc.*	1,517	58,890
K12, Inc.*	814	14,717
Lincoln Educational Services Corp.	1,258	5,485
Matthews International Corp., Class A	1,591	46,139
Regis Corp.	3,256	55,091
Service Corp. International	5,032	64,661
Sotheby’s	1,628	47,782
Steiner Leisure Ltd.*	333	13,886
Stewart Enterprises, Inc., Class A	4,107	28,051
Strayer Education, Inc.	592	43,015
Universal Technical Institute, Inc.	518	5,952
Weight Watchers International, Inc.	148	7,489

		677,686
Diversified Financial Services - 1.5%
Bank of America Corp.	48,322	354,684
CBOE Holdings, Inc.	2,072	59,052
Citigroup, Inc.	10,249	278,055
CME Group, Inc.	1,480	77,123
Compass Diversified Holdings	2,220	30,680
Interactive Brokers Group, Inc., Class A	2,257	31,259
IntercontinentalExchange, Inc.*	333	43,696
JPMorgan Chase & Co.	13,283	478,188
Leucadia National Corp.	666	14,439
MarketAxess Holdings, Inc.	777	23,481
Moody’s Corp.	777	31,492
MSCI, Inc.*	518	17,172
The NASDAQ OMX Group, Inc.	481	10,919
NewStar Financial, Inc.*	740	8,821
NYSE Euronext	888	22,626
PHH Corp.*	3,145	50,980
PICO Holdings, Inc.*	518	12,489

		1,545,156
Diversified Telecommunication Services - 1.7%
8x8, Inc.*	1,480	8,096
AT&T, Inc.	20,794	788,508
Atlantic Tele-Network, Inc.	555	19,403
Cbeyond, Inc.*	703	5,012
CenturyLink, Inc.	2,220	92,219
Cincinnati Bell, Inc.*	7,511	28,917
Cogent Communications Group, Inc.*	1,073	19,818
Consolidated Communications Holdings, Inc.	737	11,695
Elephant Talk Communications, Inc.*	2,257	3,160
Frontier Communications Corp.	4,107	16,099
General Communication, Inc., Class A*	814	7,684
IDT Corp., Class B	925	9,361
inContact, Inc.*	1,295	6,656
Iridium Communications, Inc.*	2,590	23,465
Level 3 Communications, Inc.*	740	14,260
Lumos Networks Corp.	777	6,962
Neutral Tandem, Inc.*	1,776	24,260
Premiere Global Services, Inc.*	1,369	12,540

	Shares	Value
Common Stocks - (continued)
Diversified Telecommunication Services - (continued)
Primus Telecommunications Group, Inc.	518	$8,200
Towerstream Corp.*	1,443	5,729
tw telecom inc*	666	16,737
Verizon Communications, Inc.	13,542	611,286
Vonage Holdings Corp.*	8,473	15,167
Windstream Corp.	1,961	19,532

		1,774,766
Electric Utilities - 2.1%
ALLETE, Inc.	1,961	81,303
American Electric Power Co., Inc.	1,665	70,330
Cleco Corp.	2,701	118,196
Duke Energy Corp.	2,509	170,051
Edison International	1,036	47,842
El Paso Electric Co.	2,183	73,895
The Empire District Electric Co.	2,368	50,912
Entergy Corp.	666	48,398
Exelon Corp.	3,071	120,138
FirstEnergy Corp.	1,443	72,467
Great Plains Energy, Inc.	481	10,669
Hawaiian Electric Industries, Inc.	5,365	152,849
IDACORP, Inc.	2,775	117,105
ITC Holdings Corp.	222	16,470
MGE Energy, Inc.	629	30,154
NextEra Energy, Inc.	1,776	125,918
Northeast Utilities	1,183	47,178
NV Energy, Inc.	814	14,888
OGE Energy Corp.	444	23,581
Otter Tail Corp.	851	19,973
Pepco Holdings, Inc.	777	15,509
Pinnacle West Capital Corp.	370	19,810
PNM Resources, Inc.	4,070	84,656
Portland General Electric Co.	4,218	114,856
PPL Corp.	1,998	57,742
The Southern Co.	3,885	187,063
UIL Holdings Corp.	2,849	105,527
Unitil Corp.	333	8,844
UNS Energy Corp.	2,146	87,342
Westar Energy, Inc.	407	12,438
Xcel Energy, Inc.	1,665	48,785

		2,154,889
Electrical Equipment - 1.0%
A123 Systems, Inc.*	5,180	2,279
Acuity Brands, Inc.	999	57,882
American Superconductor Corp.*	2,220	8,236
AMETEK, Inc.	1,051	32,581
AZZ, Inc.	592	18,180
The Babcock & Wilcox Co.*	518	13,002
Belden, Inc.	1,110	35,664
Brady Corp., Class A	2,775	73,621
Capstone Turbine Corp.*	5,957	6,195
Coleman Cable, Inc.	629	5,453
Cooper Industries PLC	666	47,872
Emerson Electric Co.	3,330	159,074
Encore Wire Corp.	444	12,166
EnerSys, Inc.*	2,627	89,712
Franklin Electric Co., Inc.	444	25,046
FuelCell Energy, Inc.*	2,627	2,732
Generac Holdings, Inc.	1,480	33,774
General Cable Corp.*	2,627	68,644
Global Power Equipment Group, Inc.	333	6,843
GrafTech International Ltd.*	7,400	77,330
Hubbell, Inc., Class B	222	18,266
II-VI, Inc.*	1,221	21,294
LSI Industries, Inc.	518	3,341
Polypore International, Inc.*	962	35,748
Powell Industries, Inc.*	222	7,608
Regal-Beloit Corp.	1,406	90,504
Rockwell Automation, Inc.	629	42,370
Roper Industries, Inc.	407	40,476

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

July 31, 2012 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Electrical Equipment - (continued)
Sensata Technologies Holding N.V.*	259	$7,436
Thermon Group Holdings, Inc.*	370	7,948
Vicor Corp.	1,036	6,952

		1,058,229
Electronic Equipment, Instruments & Components - 1.5%
Aeroflex Holding Corp.*	1,073	6,449
Agilysys, Inc.*	629	5,466
Amphenol Corp., Class A	777	45,750
Anixter International, Inc.	1,517	86,332
Arrow Electronics, Inc.*	407	13,736
Avnet, Inc.*	185	5,828
AVX Corp.	3,071	29,912
Badger Meter, Inc.	333	11,285
Benchmark Electronics, Inc.*	3,330	52,481
Brightpoint, Inc.*	3,811	34,185
Checkpoint Systems, Inc.*	925	7,113
Cognex Corp.	888	30,014
Coherent, Inc.*	592	28,907
Corning, Inc.	5,402	61,637
CTS Corp.	1,924	17,124
Daktronics, Inc.	888	6,864
Dolby Laboratories, Inc., Class A*	222	7,826
DTS, Inc.*	511	9,512
Echelon Corp.*	777	2,502
Electro Rent Corp.	962	16,123
Electro Scientific Industries, Inc.	555	6,888
Fabrinet*	1,073	14,249
FARO Technologies, Inc.*	370	15,921
FEI Co.	925	44,132
Flextronics International Ltd.*	2,072	13,282
Ingram Micro, Inc., Class A*	555	8,319
Insight Enterprises, Inc.*	2,516	42,168
InvenSense, Inc.*	740	9,546
IPG Photonics Corp.*	111	5,753
Itron, Inc.*	2,257	87,955
Jabil Circuit, Inc.	703	15,255
Kemet Corp.*	2,479	11,974
LeCroy Corp.*	851	12,161
Littelfuse, Inc.	555	29,770
Maxwell Technologies, Inc.*	629	4,095
Measurement Specialties, Inc.*	333	9,917
Mercury Computer Systems, Inc.*	703	8,204
Methode Electronics, Inc.	851	7,489
Molex, Inc.	222	5,577
Molex, Inc., Class A	259	5,356
MTS Systems Corp.	370	16,084
Multi-Fineline Electronix, Inc.*	444	11,619
National Instruments Corp.	407	10,517
Neoncode, Inc.*	407	2,055
Newport Corp.*	1,998	22,477
OSI Systems, Inc.*	444	28,656
Park Electrochemical Corp.	37	999
PC Connection, Inc.	925	10,998
Plexus Corp.*	1,998	57,383
Power-One, Inc.*	3,515	17,575
Radisys Corp.*	1,332	4,542
RealD, Inc.*	925	8,972
Richardson Electronics Ltd.	333	4,079
Rofin-Sinar Technologies, Inc.*	666	12,075
Rogers Corp.*	370	13,264
Sanmina-SCI Corp.*	4,477	38,234
ScanSource, Inc.*	1,517	43,796
SYNNEX Corp.*	1,369	46,313
TE Connectivity Ltd.	1,480	48,855
Tech Data Corp.*	2,183	109,368
Trimble Navigation Ltd.*	555	24,564
TTM Technologies, Inc.*	2,960	32,382
Universal Display Corp.*	925	29,378
Vishay Intertechnology, Inc.*	8,140	80,342
Vishay Precision Group, Inc.*	296	4,026

	Shares	Value
Common Stocks - (continued)
Electronic Equipment, Instruments & Components - (continued)
Zygo Corp.*	370	$6,616

		1,522,226
Energy Equipment & Services - 1.9%
Atwood Oceanics, Inc.*	185	8,238
Baker Hughes, Inc.	1,702	78,837
Basic Energy Services, Inc.*	1,665	18,015
Bristow Group, Inc.	814	37,257
C&J Energy Services, Inc.*	2,479	46,556
Cal Dive International, Inc.*	4,736	7,672
Cameron International Corp.*	962	48,360
CARBO Ceramics, Inc.	481	30,871
Core Laboratories NV	148	16,511
Dawson Geophysical Co.*	333	7,672
Diamond Offshore Drilling, Inc.	222	14,523
Dresser-Rand Group, Inc.*	370	17,209
Dril-Quip, Inc.*	148	10,850
Exterran Holdings, Inc.*	3,589	53,010
FMC Technologies, Inc.*	1,073	48,414
Forum Energy Technologies, Inc.*	222	4,626
Global Geophysical Services, Inc.*	1,073	6,298
Gulf Island Fabrication, Inc.	296	8,232
Gulfmark Offshore, Inc., Class A*	629	22,613
Halliburton Co.	3,663	121,355
Helix Energy Solutions Group, Inc.*	2,331	41,678
Helmerich & Payne, Inc.	407	18,925
Hercules Offshore, Inc.*	4,699	16,869
Hornbeck Offshore Services, Inc.*	740	31,339
ION Geophysical Corp.*	2,738	18,208
Key Energy Services, Inc.*	8,362	66,980
Lufkin Industries, Inc.	777	35,781
Matrix Service Co.*	1,332	13,800
McDermott International, Inc.*	814	9,524
Mitcham Industries, Inc.*	703	12,422
Nabors Industries Ltd.*	1,147	15,874
National Oilwell Varco, Inc.	1,813	131,080
Natural Gas Services Group, Inc.*	296	4,292
Newpark Resources, Inc.*	4,810	32,852
Noble Corp.*	1,036	38,332
Oceaneering International, Inc.	444	22,950
Oil States International, Inc.*	222	16,139
OYO Geospace Corp.*	148	14,027
Parker Drilling Co.*	6,623	30,664
Patterson-UTI Energy, Inc.	703	10,882
PHI, Inc.*	370	9,872
Pioneer Energy Services Corp.*	3,182	25,583
Rowan Cos., PLC, Class A*	555	19,497
RPC, Inc.	4,070	54,741
Schlumberger Ltd.	6,031	429,769
SEACOR Holdings, Inc.*	444	37,718
Superior Energy Services, Inc.*	3,256	70,558
Tesco Corp.*	740	8,577
TETRA Technologies, Inc.*	4,107	28,461
TGC Industries, Inc.*	629	4,390
Tidewater, Inc.	222	10,783
Unit Corp.*	2,627	104,450
Willbros Group, Inc.*	2,516	17,235

		2,011,371
Food & Staples Retailing - 1.7%
The Andersons, Inc.	1,036	39,337
Casey’s General Stores, Inc.	1,739	103,349
The Chefs’ Warehouse, Inc*	407	6,573
Costco Wholesale Corp.	1,961	188,609
CVS Caremark Corp.	5,661	256,160
The Fresh Market, Inc.*	740	43,579
Harris Teeter Supermarkets, Inc.	2,368	97,893
Ingles Markets, Inc., Class A	333	5,448
The Kroger Co.	1,739	38,554
Nash Finch Co.	666	12,761
The Pantry, Inc.*	962	13,689
Pricesmart, Inc.	407	29,312

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

July 31, 2012 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Food & Staples Retailing - (continued)
Rite Aid Corp.*	33,892	$39,315
Roundy’s, Inc.	888	8,525
Safeway, Inc.	1,073	16,685
Spartan Stores, Inc.	1,295	22,274
SUPERVALU, Inc.	11,877	29,336
Susser Holdings Corp.*	629	22,713
Sysco Corp.	2,627	77,208
United Natural Foods, Inc.*	1,110	60,273
Village Super Market, Inc., Class A	74	2,620
Walgreen Co.	2,997	108,971
Wal-Mart Stores, Inc.	6,142	457,149
Weis Markets, Inc.	629	27,380
Whole Foods Market, Inc.	703	64,521

		1,772,234
Food Products - 1.6%
Archer-Daniels-Midland Co.	1,924	50,197
B&G Foods, Inc.	1,184	33,152
Bunge Ltd.	518	34,069
Calavo Growers, Inc.	407	10,981
Cal-Maine Foods, Inc.	666	25,128
Campbell Soup Co.	888	29,402
Chiquita Brands International, Inc.*	2,553	13,225
ConAgra Foods, Inc.	1,443	35,628
Darling International, Inc.*	6,586	108,801
Dean Foods Co.*	10,286	127,238
Diamond Foods, Inc.	1,258	20,468
Dole Food Co., Inc.*	2,035	23,952
Feihe International, Inc.*	703	4,942
Flowers Foods, Inc.	481	10,279
Fresh Del Monte Produce, Inc.	2,220	54,390
General Mills, Inc.	2,701	104,529
Green Mountain Coffee Roasters, Inc.*	555	10,134
H.J. Heinz Co.	1,443	79,668
The Hain Celestial Group, Inc.*	851	47,392
The Hershey Co.	703	50,433
Hillshire Brands Co.	481	12,318
Hormel Foods Corp.	629	17,555
Ingredion, Inc.	259	13,447
J&J Snack Foods Corp.	333	19,244
The JM Smucker Co.	518	39,782
Kellogg Co.	1,110	52,947
Kraft Foods, Inc., Class A	7,955	315,893
Lancaster Colony Corp.	444	30,765
McCormick & Co., Inc.	518	31,536
Mead Johnson Nutrition Co.	925	67,488
Omega Protein Corp.*	1,073	8,938
Pilgrim’s Pride Corp.*	2,183	10,151
Ralcorp Holdings, Inc.*	259	15,455
Sanderson Farms, Inc.	1,147	42,244
Seneca Foods Corp., Class A*	259	6,392
Smart Balance, Inc.*	1,369	13,033
Smithfield Foods, Inc.*	555	10,267
Snyders-Lance, Inc.	1,443	33,809
Tootsie Roll Industries, Inc.	666	16,304
TreeHouse Foods, Inc.*	851	47,647
Tyson Foods, Inc., Class A	1,073	16,106

		1,695,329
Gas Utilities - 0.6%
AGL Resources, Inc.	481	19,480
Atmos Energy Corp.	296	10,612
Chesapeake Utilities Corp.	555	25,386
The Laclede Group, Inc.	1,184	49,467
National Fuel Gas Co.	333	16,297
New Jersey Resources Corp.	2,331	106,993
Northwest Natural Gas Co.	592	28,824
ONEOK, Inc.	888	39,525
Piedmont Natural Gas Co., Inc.	1,665	52,914
Questar Corp.	777	15,812
South Jersey Industries, Inc.	703	37,161
Southwest Gas Corp.	2,553	114,017

	Shares	Value
Common Stocks - (continued)
Gas Utilities - (continued)
UGI Corp.	370	$11,340
WGL Holdings, Inc.	2,738	110,752

		638,580
Health Care Equipment & Supplies - 2.2%
Abaxis, Inc.*	518	18,487
ABIOMED, Inc.*	777	17,521
Accuray, Inc.*	1,443	9,105
Alere, Inc.*	4,662	87,972
Align Technology, Inc.*	1,480	50,261
Alphatec Holdings, Inc.*	1,258	2,214
Analogic Corp.	296	18,950
AngioDynamics, Inc.*	592	6,518
Anika Therapeutics, Inc.*	111	1,349
Antares Pharma, Inc.*	2,590	12,510
ArthroCare Corp.*	629	18,606
Atrion Corp.	37	7,622
Baxter International, Inc.	2,553	149,376
Becton Dickinson and Co.	814	61,628
Boston Scientific Corp.*	6,808	35,197
C.R. Bard, Inc.	407	39,585
Cantel Medical Corp.	444	11,597
Cardiovascular Systems, Inc.*	407	3,728
CareFusion Corp.*	999	24,386
Cerus Corp.*	1,443	4,358
Conceptus, Inc.*	592	10,999
CONMED Corp.	1,443	39,596
The Cooper Cos., Inc.	222	16,708
Covidien PLC	2,220	124,054
CryoLife, Inc.*	666	3,703
Cyberonics, Inc.*	666	28,838
Cynosure, Inc., Class A*	185	4,632
Delcath Systems, Inc.*	1,110	1,909
DENTSPLY International, Inc.	629	22,858
DexCom, Inc.*	1,702	18,739
Edwards Lifesciences Corp.*	518	52,422
Endologix, Inc.*	1,221	14,347
Gen-Probe, Inc.*	222	18,357
Greatbatch, Inc.*	1,295	29,565
Haemonetics Corp.*	629	45,231
Hansen Medical, Inc.*	1,258	2,227
HeartWare International, Inc.*	259	23,126
Hill-Rom Holdings, Inc.	1,517	39,670
Hologic, Inc.*	1,184	21,928
ICU Medical, Inc.*	296	15,786
IDEXX Laboratories, Inc.*	259	22,836
Insulet Corp.*	962	18,817
Integra LifeSciences Holdings Corp.*	814	31,306
Intuitive Surgical, Inc.*	185	89,077
Invacare Corp.	1,739	24,502
IRIS International, Inc.*	629	6,535
MAKO Surgical Corp.*	851	10,842
Masimo Corp.*	1,369	30,666
Medtronic, Inc.	4,736	186,693
MELA Sciences, Inc.*	1,036	3,678
Meridian Bioscience, Inc.	925	15,457
Merit Medical Systems, Inc.*	962	12,997
Natus Medical, Inc.*	666	8,232
Navidea Biopharmaceuticals, Inc.*	1,998	7,632
Neogen Corp.*	555	21,351
NuVasive, Inc.*	999	20,869
NxStage Medical, Inc.*	1,147	17,262
OraSure Technologies, Inc.*	1,073	11,384
Orthofix International N.V.*	444	18,208
Palomar Medical Technologies, Inc.*	407	3,260
Quidel Corp.*	666	10,436
ResMed, Inc.*	703	22,187
Rockwell Medical Technologies, Inc.*	629	5,674
RTI Biologics, Inc.*	1,554	5,532
Sirona Dental Systems, Inc.*	259	11,197
Solta Medical, Inc.*	1,184	3,872
Spectranetics Corp.*	1,073	12,661

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

July 31, 2012 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Health Care Equipment & Supplies - (continued)
St. Jude Medical, Inc.	1,332	$49,763
Staar Surgical Co.*	703	3,613
STERIS Corp.	1,258	37,903
Stryker Corp.	1,332	69,304
SurModics, Inc.*	370	5,898
Symmetry Medical, Inc.*	1,924	14,911
Synergetics USA, Inc.*	814	4,062
Teleflex, Inc.	2,294	146,220
Thoratec Corp.*	1,406	48,240
Unilife Corp.*	1,369	4,326
Varian Medical Systems, Inc.*	518	28,272
Vascular Solutions, Inc.*	518	6,910
Volcano Corp.*	1,295	34,253
West Pharmaceutical Services, Inc.	777	38,679
Wright Medical Group, Inc.*	925	17,242
Young Innovations, Inc.	37	1,335
Zimmer Holdings, Inc.	777	45,789

		2,305,548
Health Care Providers & Services - 2.9%
Accretive Health, Inc.*	1,147	15,576
Aetna, Inc.	1,295	46,698
Air Methods Corp.*	259	28,239
Almost Family, Inc.*	481	10,587
Amedisys, Inc.*	1,665	20,296
AMERIGROUP Corp.*	185	16,628
AmerisourceBergen Corp.	1,036	41,129
AMN Healthcare Services, Inc.*	925	5,402
Amsurg Corp.*	1,480	43,719
Assisted Living Concepts, Inc., Class A	481	6,739
Bio-Reference Labs, Inc.*	555	13,736
BioScrip, Inc.*	1,258	8,001
Brookdale Senior Living, Inc.*	2,479	40,804
Capital Senior Living Corp.*	629	7,070
Cardinal Health, Inc.	1,554	66,962
Catamaran Corp.*	— #	8
Centene Corp.*	1,221	46,447
Chemed Corp.	1,073	67,352
Chindex International, Inc.*	370	3,866
Cigna Corp.	1,110	44,711
Community Health Systems, Inc.*	5,106	125,659
Corvel Corp.*	148	6,829
Coventry Health Care, Inc.	518	17,265
Cross Country Healthcare, Inc.*	703	3,206
DaVita, Inc.*	407	40,057
Emeritus Corp.*	703	11,916
The Ensign Group, Inc.	962	26,984
ExamWorks Group, Inc.*	1,961	25,591
Express Scripts Holding Co.*	3,589	207,947
Five Star Quality Care, Inc.*	3,108	11,095
Gentiva Health Services, Inc.*	1,739	11,582
Hanger, Inc.*	1,332	34,326
HCA Holdings, Inc.	592	15,676
Health Management Associates, Inc., Class A*	14,245	93,732
Health Net, Inc.*	296	6,518
HealthSouth Corp.*	2,331	52,214
Healthways, Inc.*	1,924	21,568
Henry Schein, Inc.*	407	30,448
HMS Holdings Corp.*	1,961	67,478
Humana, Inc.	592	36,467
IPC The Hospitalist Co., Inc.*	370	15,910
Kindred Healthcare, Inc.*	2,923	27,681
Laboratory Corp of America Holdings*	444	37,336
Landauer, Inc.	222	12,645
LCA-Vision, Inc.*	444	1,567
LHC Group, Inc.*	518	9,267
LifePoint Hospitals, Inc.*	2,664	101,552
Lincare Holdings, Inc.	4,921	203,729
Magellan Health Services, Inc.*	1,406	67,769

	Shares	Value
Common Stocks - (continued)
Health Care Providers & Services - (continued)
McKesson Corp.	1,110	$100,710
MEDNAX, Inc.*	222	14,681
Metropolitan Health Networks, Inc.*	2,368	19,962
MModal, Inc.*	1,628	23,313
Molina Healthcare, Inc.*	1,554	37,933
MWI Veterinary Supply, Inc.*	296	26,963
National Healthcare Corp.	592	25,853
Omnicare, Inc.	407	12,784
Owens & Minor, Inc.	3,589	101,246
Patterson Cos., Inc.	444	15,140
PharMerica Corp.*	1,665	17,133
The Providence Service Corp.*	814	10,501
PSS World Medical, Inc.*	1,221	25,507
Quest Diagnostics, Inc.	555	32,429
Select Medical Holdings Corp.*	2,886	30,736
Skilled Healthcare Group, Inc., Class A*	1,184	6,429
Sun Healthcare Group, Inc.*	555	4,640
Sunrise Senior Living, Inc.*	2,405	16,065
Team Health Holdings, Inc.*	666	17,782
Tenet Healthcare Corp.*	23,717	109,572
Triple-S Management Corp., Class B*	1,147	20,898
U.S. Physical Therapy, Inc.	259	6,648
UnitedHealth Group, Inc.	3,737	190,923
Universal American Corp.*	2,479	22,212
Universal Health Services, Inc., Class B	296	11,568
Vanguard Health Systems, Inc.*	185	1,572
VCA Antech, Inc.*	1,998	36,364
WellCare Health Plans, Inc.*	2,405	155,892
WellPoint, Inc.	1,221	65,067

		3,018,507
Health Care Technology - 0.3%
Allscripts Healthcare Solutions, Inc.*	4,625	42,550
athenahealth, Inc.*	851	77,867
Cerner Corp.*	629	46,496
Computer Programs & Systems, Inc.	259	12,820
Epocrates, Inc.*	333	2,511
Greenway Medical Technologies*	111	1,520
HealthStream, Inc.*	481	13,439
MedAssets, Inc.*	3,071	40,506
Medidata Solutions, Inc.*	592	20,963
Merge Healthcare, Inc.*	1,369	4,052
Omnicell, Inc.*	777	10,140
Quality Systems, Inc.	888	14,350
Vocera Communications, Inc.*	148	3,972

		291,186
Hotels, Restaurants & Leisure - 2.3%
AFC Enterprises, Inc.*	555	12,260
Ameristar Casinos, Inc.	1,813	30,585
Bally Technologies, Inc.*	1,036	45,284
Benihana, Inc.	148	2,401
Biglari Holdings, Inc.*	37	13,903
BJ’s Restaurants, Inc.*	555	21,967
Bob Evans Farms, Inc.	1,702	65,561
Boyd Gaming Corp.*	1,332	7,592
Bravo Brio Restaurant Group, Inc.*	407	7,354
Brinker International, Inc.	2,553	82,743
Buffalo Wild Wings, Inc.*	444	32,230
Caribou Coffee Co., Inc.*	518	5,890
Carnival Corp.	1,850	61,568
Carrols Restaurant Group, Inc.*	740	4,003
CEC Entertainment, Inc.	1,073	36,976
The Cheesecake Factory, Inc.*	1,258	42,168
Chipotle Mexican Grill, Inc.*	148	43,265
Choice Hotels International, Inc.	740	29,659
Churchill Downs, Inc.	296	16,381
Cracker Barrel Old Country Store, Inc.	1,295	81,145
Darden Restaurants, Inc.	407	20,830
Denny’s Corp.*	5,439	23,714
DineEquity, Inc.*	703	37,470

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

July 31, 2012 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Hotels, Restaurants & Leisure - (continued)
Domino’s Pizza, Inc.	1,332	$45,474
Dunkin’ Brands Group, Inc.	185	5,602
Einstein Noah Restaurant Group, Inc.	296	5,032
Gaylord Entertainment Co.*	962	35,353
Hyatt Hotels Corp., Class A*	185	6,577
International Game Technology	1,332	15,078
International Speedway Corp., Class A	629	16,128
Interval Leisure Group, Inc.	925	16,964
Isle of Capri Casinos, Inc.*	555	3,258
Jack in the Box, Inc.*	1,036	27,962
Krispy Kreme Doughnuts, Inc.*	1,369	8,351
Las Vegas Sands Corp.	1,776	64,682
Life Time Fitness, Inc.*	925	42,004
Marcus Corp.	481	6,311
Marriott International, Inc., Class A	925	33,688
Marriott Vacations Worldwide Corp.*	1,665	51,648
McDonald’s Corp.	4,625	413,290
MGM Resorts International*	1,369	13,033
Morgans Hotel Group Co.*	703	3,487
Multimedia Games Holding Co., Inc.*	666	9,424
Orient-Express Hotels Ltd., Class A*	2,146	19,572
Panera Bread Co., Class A*	148	23,309
Papa John’s International, Inc.*	444	22,648
Peet’s Coffee & Tea, Inc.*	296	22,318
Penn National Gaming, Inc.*	296	11,520
Pinnacle Entertainment, Inc.*	1,443	15,657
Red Robin Gourmet Burgers, Inc.*	333	9,940
Royal Caribbean Cruises Ltd.	481	12,015
Ruby Tuesday, Inc.*	3,515	22,531
Ruth’s Hospitality Group, Inc.*	814	5,470
Scientific Games Corp., Class A*	1,406	11,895
Shuffle Master, Inc.*	1,221	17,839
Six Flags Entertainment Corp.	1,258	72,473
Sonic Corp.*	1,406	13,919
Speedway Motorsports, Inc.	740	11,773
Starbucks Corp.	3,330	150,782
Starwood Hotels & Resorts Worldwide, Inc.	888	48,085
Texas Roadhouse, Inc.	1,443	24,978
Town Sports International Holdings, Inc.*	592	7,649
Vail Resorts, Inc.	851	42,244
The Wendy’s Co.	7,215	33,117
WMS Industries, Inc.*	1,332	24,469
Wyndham Worldwide Corp.	555	28,888
Wynn Resorts Ltd.	370	34,688
Yum! Brands, Inc.	2,072	134,348

		2,370,422
Household Durables - 0.6%
American Greetings Corp., Class A	2,109	28,029
Beazer Homes USA, Inc.*	5,217	12,103
Blyth, Inc.	296	10,147
Cavco Industries, Inc.*	148	7,083
CSS Industries, Inc.	296	5,547
DR Horton, Inc.	1,258	22,178
Ethan Allen Interiors, Inc.	629	12,976
Garmin Ltd.	518	20,000
Harman International Industries, Inc.	296	11,944
Helen of Troy Ltd.*	1,591	48,462
Hovnanian Enterprises, Inc., Class A*	1,887	4,378
iRobot Corp.*	629	14,316
Jarden Corp.	259	11,707
KB Home	2,072	19,145
La-Z-Boy, Inc.*	1,221	14,603
Leggett & Platt, Inc.	629	14,580
Lennar Corp., Class A	703	20,535
Libbey, Inc.*	444	6,447
M/I Homes, Inc.*	740	12,277
MDC Holdings, Inc.	1,295	41,259
Meritage Homes Corp.*	629	22,078
Mohawk Industries, Inc.*	259	17,205

	Shares	Value
Common Stocks - (continued)
Household Durables - (continued)
Newell Rubbermaid, Inc.	999	$17,632
NVR, Inc.*	37	28,637
PulteGroup, Inc.*	5,180	58,534
The Ryland Group, Inc.	1,036	24,740
Sealy Corp.*	1,110	1,854
Skullcandy, Inc.*	407	5,865
Standard Pacific Corp.*	2,479	14,056
Tempur-Pedic International, Inc.*	296	8,433
Toll Brothers, Inc.*	666	19,427
Tupperware Brands Corp.	259	13,577
Whirlpool Corp.	259	17,498
Zagg, Inc.*	444	4,928

		592,180
Household Products - 1.3%
Central Garden and Pet Co.*	629	6,755
Central Garden and Pet Co., Class A*	1,628	18,592
Church & Dwight Co., Inc.	629	36,237
The Clorox Co.	592	43,044
Colgate-Palmolive Co.	2,109	226,422
Energizer Holdings, Inc.*	259	20,142
Kimberly-Clark Corp.	1,776	154,352
The Procter & Gamble Co.	12,506	807,137
Spectrum Brands Holdings, Inc.*	1,332	49,058
WD-40 Co.	370	17,779

		1,379,518
Independent Power Producers & Energy Traders - 0.2%
The AES Corp.*	2,220	26,773
Calpine Corp.*	1,628	27,823
Genie Energy Ltd., Class B	333	2,351
GenOn Energy, Inc.*	44,622	106,200
NRG Energy, Inc.	1,073	21,267
Ormat Technologies, Inc.	407	7,326

		191,740
Industrial Conglomerates - 1.4%
3M Co.	2,923	266,665
Carlisle Cos., Inc.	296	14,945
Danaher Corp.	2,553	134,824
General Electric Co.	36,926	766,215
Raven Industries, Inc.	814	26,642
Seaboard Corp.*	37	81,400
Standex International Corp.	703	30,074
Tyco International Ltd.	2,109	115,869

		1,436,634
Insurance - 3.8%
ACE Ltd.	1,184	87,024
Aflac, Inc.	1,628	71,274
Alleghany Corp.*	74	25,590
Allied World Assurance Co. Holdings AG	37	2,791
The Allstate Corp.	2,072	71,070
American Equity Investment Life Holding Co.	3,367	39,293
American Financial Group, Inc./OH	296	11,162
American International Group, Inc.*	3,182	99,501
American National Insurance Co.	814	57,330
American Safety Insurance Holdings Ltd.*	518	9,246
AMERISAFE, Inc.*	481	12,008
Amtrust Financial Services, Inc.	1,332	39,680
Aon PLC	1,480	72,816
Arch Capital Group Ltd.*	592	22,970
Argo Group International Holdings Ltd.	1,739	51,144
Arthur J Gallagher & Co.	481	17,066
Aspen Insurance Holdings Ltd.	3,885	111,655
Assurant, Inc.	333	12,058
Assured Guaranty Ltd.	9,361	112,145
Axis Capital Holdings Ltd.	481	15,806
Berkshire Hathaway, Inc., Class B*	4,366	370,411
Brown & Brown, Inc.	518	13,074

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

July 31, 2012 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Insurance - (continued)
The Chubb Corp.	1,221	$88,754
Cincinnati Financial Corp.	666	25,201
Citizens, Inc./TX*	925	9,564
CNA Financial Corp.	74	1,932
CNO Financial Group, Inc.	12,432	103,061
eHealth, Inc.*	481	8,836
Employers Holdings, Inc.	851	15,216
Endurance Specialty Holdings Ltd.	2,368	82,099
Enstar Group Ltd.*	555	51,881
Erie Indemnity Co., Class A	111	7,913
Everest Re Group Ltd.	185	18,815
FBL Financial Group, Inc., Class A	777	24,048
Fidelity National Financial, Inc., Class A	777	14,468
First American Financial Corp.	5,883	107,777
Flagstone Reinsurance Holdings S.A.	2,997	20,919
Genworth Financial, Inc., Class A*	1,665	8,392
Greenlight Capital Re Ltd., Class A*	1,628	38,356
The Hanover Insurance Group, Inc.	2,479	86,939
Hartford Financial Services Group, Inc.	444	7,304
HCC Insurance Holdings, Inc.	370	11,337
Hilltop Holdings, Inc.*	962	10,111
Horace Mann Educators Corp.	2,220	38,717
Infinity Property & Casualty Corp.	296	17,112
Kemper Corp.	2,479	81,113
Lincoln National Corp.	962	19,288
Loews Corp.	1,591	62,988
Maiden Holdings Ltd.	3,478	29,528
Markel Corp.*	37	15,986
Marsh & McLennan Cos., Inc.	2,405	79,870
MBIA, Inc.*	3,626	34,628
Meadowbrook Insurance Group, Inc.	2,960	20,838
Mercury General Corp.	1,480	53,606
MetLife, Inc.	2,849	87,664
Montpelier Re Holdings Ltd.	3,034	61,469
National Financial Partners Corp.*	2,146	31,868
National Western Life Insurance Co., Class A	148	20,955
The Navigators Group, Inc.*	296	14,335
Old Republic International Corp.	13,505	108,850
OneBeacon Insurance Group Ltd., Class A	1,184	15,025
PartnerRe Ltd.	222	16,082
The Phoenix Cos., Inc.*	6,142	10,011
Platinum Underwriters Holdings Ltd.	1,776	67,524
Presidential Life Corp.	1,221	16,960
Primerica, Inc.	962	26,330
Principal Financial Group, Inc.	1,036	26,511
ProAssurance Corp.	1,221	109,365
The Progressive Corp.	2,664	52,587
Protective Life Corp.	4,736	132,182
Prudential Financial, Inc.	1,665	80,386
Reinsurance Group of America, Inc.	259	14,419
RenaissanceRe Holdings Ltd.	185	13,688
RLI Corp.	407	26,215
Safety Insurance Group, Inc.	740	31,361
SeaBright Holdings, Inc.	1,147	9,669
Selective Insurance Group, Inc.	2,553	44,065
StanCorp Financial Group, Inc.	2,479	73,775
State Auto Financial Corp.	888	11,517
Stewart Information Services Corp.	444	7,579
Symetra Financial Corp.	4,329	50,346
Torchmark Corp.	370	18,408
Tower Group, Inc.	2,072	38,622
The Travelers Cos., Inc.	1,591	99,676
United Fire Group, Inc.	740	14,504
Universal Insurance Holdings, Inc.	1,406	4,499
Unum Group	962	18,172
Validus Holdings Ltd.	259	8,425
W.R. Berkley Corp.	444	16,264

	Shares	Value
Common Stocks - (continued)
Insurance - (continued)
White Mountains Insurance Group Ltd.	37	$18,892
Willis Group Holdings PLC	740	27,365
XL Group PLC	1,036	21,393

		3,968,669
Internet & Catalog Retail - 0.7%
Amazon.com, Inc.*	1,591	371,180
Blue Nile, Inc.*	333	8,552
Expedia, Inc.	444	25,304
Groupon, Inc.*	1,110	7,393
HomeAway, Inc.*	777	17,840
HSN, Inc.	962	40,750
Liberty Interactive Corp., Class A*	2,553	47,818
Netflix, Inc.*	222	12,621
Nutrisystem, Inc.	1,443	15,130
Orbitz Worldwide, Inc.*	592	2,569
Overstock.com, Inc.*	259	2,082
PetMed Express, Inc.	444	4,316
priceline.com, Inc.*	222	146,906
Shutterfly, Inc.*	740	24,294
TripAdvisor, Inc.*	703	26,299
Vitacost.com, Inc.*	407	2,686

		755,740
Internet Software & Services - 1.9%
The Active Network, Inc.*	814	11,551
Akamai Technologies, Inc.*	814	28,637
Ancestry.com, Inc.*	740	24,768
Angie’s List, Inc.*	259	3,367
AOL, Inc.*	2,331	74,266
Bankrate, Inc.*	1,147	18,295
Blucora, Inc.*	888	13,542
Carbonite, Inc.*	407	3,948
comScore, Inc.*	740	11,396
Constant Contact, Inc.*	666	11,169
Cornerstone OnDemand, Inc.*	666	15,837
CoStar Group, Inc.*	592	48,858
DealerTrack Holdings, Inc.*	962	28,062
Demand Media, Inc.*	888	9,875
Demandware, Inc.*	74	1,818
Dice Holdings, Inc.*	1,184	8,927
Digital River, Inc.*	925	16,456
EarthLink, Inc.	5,402	37,004
eBay, Inc.*	5,032	222,918
Envestnet, Inc.*	518	6,325
Equinix, Inc.*	222	39,556
ExactTarget, Inc.*	296	6,749
Google, Inc., Class A*	1,147	726,017
IAC/InterActiveCorp	333	17,519
Internap Network Services Corp.*	1,221	7,863
IntraLinks Holdings, Inc.*	2,590	11,292
j2 Global, Inc.	2,812	84,163
Keynote Systems, Inc.	370	5,087
KIT Digital, Inc.*	2,701	8,643
Limelight Networks, Inc.*	3,589	9,977
LinkedIn Corp., Class A*	259	26,586
Liquidity Services, Inc.*	518	23,683
LivePerson, Inc.*	1,110	20,757
LogMeIn, Inc.*	518	9,816
Millennial Media, Inc.*	296	2,939
Monster Worldwide, Inc.*	2,997	21,728
Move, Inc.*	999	9,201
NIC, Inc.	1,480	19,921
OpenTable, Inc.*	555	20,180
Perficient, Inc.*	703	9,343
QuinStreet, Inc.*	1,628	14,766
Rackspace Hosting, Inc.*	481	21,106
RealNetworks, Inc.	703	5,455
Responsys, Inc.*	592	6,601
Saba Software, Inc.*	629	5,246
SciQuest, Inc.*	407	6,927
SPS Commerce, Inc.*	259	8,379

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

July 31, 2012 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Internet Software & Services - (continued)
Stamps.com, Inc.*	333	$7,043
support.com, Inc.*	1,406	4,007
Synacor, Inc.*	296	2,880
Travelzoo, Inc.*	185	3,998
United Online, Inc.	4,921	20,865
Unwired Planet, Inc.*	2,257	4,424
ValueClick, Inc.*	1,850	29,063
VeriSign, Inc.*	740	32,871
VistaPrint N.V.*	481	16,594
Vocus, Inc.*	481	8,321
Web.com Group, Inc.*	666	10,323
WebMD Health Corp.*	1,258	18,505
XO Group, Inc.*	703	6,053
Yahoo!, Inc.*	5,291	83,809
Yelp, Inc.*	148	2,954
Zix Corp.*	1,332	3,250

		2,001,479
IT Services - 3.2%
Accenture PLC, Class A	2,960	178,488
Acxiom Corp.*	1,887	31,645
Alliance Data Systems Corp.*	185	24,050
Amdocs Ltd.*	777	23,116
Automatic Data Processing, Inc.	2,257	127,633
Booz Allen Hamilton Holding Corp.	1,295	22,572
Broadridge Financial Solutions, Inc.	555	11,749
CACI International, Inc., Class A*	1,480	83,546
Cardtronics, Inc.*	999	30,979
Cass Information Systems, Inc.	185	7,030
CIBER, Inc.*	1,443	5,411
Cognizant Technology Solutions Corp., Class A*	1,369	77,718
Computer Sciences Corp.	518	12,753
Computer Task Group, Inc.*	481	7,172
Convergys Corp.	5,883	86,715
CoreLogic, Inc.*	2,553	58,719
CSG Systems International, Inc.*	1,924	33,920
DST Systems, Inc.	2,072	111,681
EPAM Systems, Inc.*	148	2,374
Euronet Worldwide, Inc.*	1,184	21,644
ExlService Holdings, Inc.*	185	4,560
Fidelity National Information Services, Inc.	1,073	33,735
Fiserv, Inc.*	629	44,112
FleetCor Technologies, Inc.*	666	24,589
Forrester Research, Inc.	333	9,504
Gartner, Inc.*	407	18,067
Genpact Ltd.*	444	7,734
Global Cash Access Holdings, Inc.*	2,331	15,058
Global Payments, Inc.	370	15,843
The Hackett Group, Inc.*	444	2,091
Heartland Payment Systems, Inc.	851	26,977
Higher One Holdings, Inc.*	777	8,617
iGATE Corp.*	703	11,178
International Business Machines Corp.	5,032	986,171
Jack Henry & Associates, Inc.	370	12,850
Lender Processing Services, Inc.	4,736	116,837
Lionbridge Technologies, Inc.*	2,923	9,003
Mantech International Corp., Class A	1,295	28,399
Mastercard, Inc., Class A	481	209,990
MAXIMUS, Inc.	814	41,107
ModusLink Global Solutions, Inc.*	2,442	8,352
MoneyGram International, Inc.*	888	13,817
NeuStar, Inc., Class A*	1,591	56,337
Paychex, Inc.	1,443	47,172
SAIC, Inc.	1,221	14,127
Sapient Corp.	2,516	25,059
ServiceSource International, Inc.*	925	10,434
Syntel, Inc.	370	21,508
TeleTech Holdings, Inc.*	1,517	24,970
Teradata Corp.*	740	50,039
TNS, Inc.*	1,406	23,804

	Shares	Value
Common Stocks - (continued)
IT Services - (continued)
Total System Services, Inc.	777	$18,376
Unisys Corp.*	2,183	42,416
VeriFone Systems, Inc.*	481	17,456
Virtusa Corp.*	407	6,166
Visa, Inc., Class A	2,331	300,862
The Western Union Co.	2,442	42,564
Wright Express Corp.*	925	59,552

		3,368,348
Leisure Equipment & Products - 0.2%
Arctic Cat, Inc.*	296	13,024
Black Diamond, Inc.*	481	4,733
Brunswick Corp.	2,035	44,750
Callaway Golf Co.	1,517	8,328
Hasbro, Inc.	481	17,230
JAKKS Pacific, Inc.	520	8,330
LeapFrog Enterprises, Inc.*	1,147	13,179
Mattel, Inc.	1,517	53,353
Polaris Industries, Inc.	296	22,247
Smith & Wesson Holding Corp.*	1,517	15,322
Steinway Musical Instruments, Inc.*	222	5,470
Sturm Ruger & Co., Inc.	444	21,947

		227,913
Life Sciences Tools & Services - 0.5%
Affymetrix, Inc.*	1,480	6,201
Agilent Technologies, Inc.	1,554	59,503
Bio-Rad Laboratories, Inc., Class A*	111	10,679
Bruker Corp.*	407	4,811
Cambrex Corp.*	1,295	11,953
Charles River Laboratories International, Inc.*	1,184	40,292
Covance, Inc.*	259	12,158
Fluidigm Corp.*	407	5,295
Furiex Pharmaceuticals, Inc.*	74	1,422
Illumina, Inc.*	555	23,016
Life Technologies Corp.*	814	35,718
Luminex Corp.*	962	16,479
Medtox Scientific, Inc.*	185	4,995
Mettler-Toledo International, Inc.*	148	22,910
Pacific Biosciences of California, Inc.*	2,812	5,090
PAREXEL International Corp.*	1,369	37,675
PerkinElmer, Inc.	518	13,235
Sequenom, Inc.*	2,960	8,318
Techne Corp.	925	63,899
Thermo Fisher Scientific, Inc.	1,517	84,451
Waters Corp.*	407	31,534

		499,634
Machinery - 2.8%
Accuride Corp.*	1,110	5,761
Actuant Corp., Class A	2,997	85,295
AGCO Corp.*	333	14,599
Alamo Group, Inc.	259	7,415
Albany International Corp., Class A	1,480	26,492
Altra Holdings, Inc.	592	9,780
American Railcar Industries, Inc.*	222	6,755
Ampco-Pittsburgh Corp.	481	7,557
Astec Industries, Inc.*	444	12,965
Barnes Group, Inc.	1,110	26,485
Blount International, Inc.*	1,110	15,784
Briggs & Stratton Corp.	2,812	49,041
Cascade Corp.	481	22,660
Caterpillar, Inc.	2,627	221,220
Chart Industries, Inc.*	777	50,396
CIRCOR International, Inc.	925	28,481
CLARCOR, Inc.	1,184	57,246
Colfax Corp.*	1,073	31,053
Columbus McKinnon Corp.*	814	11,974
Commercial Vehicle Group, Inc.*	592	4,564
Crane Co.	222	8,658
Cummins, Inc.	777	74,514
Deere & Co.	1,702	130,748
Donaldson Co., Inc.	481	16,417

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

July 31, 2012 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Machinery - (continued)
Douglas Dynamics, Inc.	999	$13,357
Dover Corp.	629	34,262
Dynamic Materials Corp.	296	4,946
Eaton Corp.	1,369	60,017
EnPro Industries, Inc.*	481	16,580
ESCO Technologies, Inc.	629	22,650
Federal Signal Corp.*	1,443	8,182
Flow International Corp.*	703	2,250
Flowserve Corp.	222	26,636
FreightCar America, Inc.	259	5,268
Gardner Denver, Inc.	222	12,650
The Gorman-Rupp Co.	407	11,298
Graco, Inc.	259	11,883
Graham Corp.	222	3,785
Greenbrier Cos., Inc.*	1,332	21,712
Harsco Corp.	4,477	95,136
Hurco Cos., Inc.*	333	6,793
IDEX Corp.	370	14,115
Illinois Tool Works, Inc.	1,702	92,487
Ingersoll-Rand PLC	1,184	50,213
ITT Corp.	1,961	36,749
John Bean Technologies Corp.	1,443	21,140
Joy Global, Inc.	481	24,983
Kadant, Inc.*	740	15,325
Kaydon Corp.	1,517	32,009
Kennametal, Inc.	370	13,653
L.B. Foster Co., Class A	555	16,422
Lincoln Electric Holdings, Inc.	222	8,853
Lindsay Corp.	296	20,986
Lydall, Inc.*	629	8,026
The Manitowoc Co., Inc.	3,145	37,740
Meritor, Inc.*	5,143	24,069
Met-Pro Corp.	37	335
Middleby Corp.*	444	43,476
Miller Industries, Inc.	407	6,683
Mueller Industries, Inc.	888	37,855
Mueller Water Products, Inc., Class A	3,589	12,705
NACCO Industries, Inc., Class A	296	29,644
Navistar International Corp.*	3,441	84,649
NN, Inc.*	962	8,658
Nordson Corp.	259	13,276
Oshkosh Corp.*	5,032	113,321
PACCAR, Inc.	1,628	65,136
Pall Corp.	518	27,666
Parker Hannifin Corp.	629	50,521
Pentair, Inc.	444	19,461
PMFG, Inc.*	370	2,960
Proto Labs, Inc.*	37	1,400
RBC Bearings, Inc.*	518	24,263
Rexnord Corp.*	333	6,460
Robbins & Myers, Inc.	888	40,706
Sauer-Danfoss, Inc.	592	21,424
Snap-on, Inc.	259	17,555
SPX Corp.	185	11,233
Stanley Black & Decker, Inc.	555	37,124
Sun Hydraulics Corp.	481	10,861
Tennant Co.	407	16,960
Terex Corp.*	6,105	119,048
Timken Co.	259	9,376
Titan International, Inc.	962	19,885
The Toro Co.	1,406	52,866
Trimas Corp.*	629	13,674
Trinity Industries, Inc.	4,218	118,104
Twin Disc, Inc.	444	8,694
Valmont Industries, Inc.	407	50,419
Wabash National Corp.*	1,591	10,787
WABCO Holdings, Inc.*	296	16,256
Wabtec Corp.	222	17,578
Watts Water Technologies, Inc., Class A	703	23,649
Woodward, Inc.	1,184	39,747

	Shares	Value
Common Stocks - (continued)
Machinery - (continued)
Xylem, Inc.	444	$10,647

		2,915,097
Marine - 0.0%†
Genco Shipping & Trading Ltd.*	2,442	5,275
International Shipholding Corp.	407	7,521
Kirby Corp.*	259	13,667
Matson, Inc.	999	24,536

		50,999
Media - 2.8%
AMC Networks, Inc., Class A*	222	9,626
Arbitron, Inc.	629	22,059
Belo Corp., Class A	5,328	36,497
Cablevision Systems Corp., Class A	1,036	15,892
Carmike Cinemas, Inc.*	185	2,571
CBS Corp., Class B	2,812	94,089
Charter Communications, Inc., Class A*	185	14,230
Cinemark Holdings, Inc.	5,439	127,164
Clear Channel Outdoor Holdings, Inc., Class A*	185	936
Comcast Corp., Class A	12,432	402,872
Digital Generation, Inc.*	1,295	13,805
DIRECTV, Class A*	2,738	135,969
Discovery Communications, Inc., Class A*	629	31,846
Discovery Communications, Inc., Class C*	481	22,424
DISH Network Corp., Class A	703	21,624
DreamWorks Animation SKG, Inc., Class A*	1,591	30,547
E.W. Scripps Co., Class A*	740	6,875
Entercom Communications Corp., Class A*	1,480	8,051
Fisher Communications, Inc.*	222	7,095
Gannett Co., Inc.	814	11,486
Harte-Hanks, Inc.	2,516	15,851
The Interpublic Group of Cos., Inc.	2,072	20,451
John Wiley & Sons, Inc., Class A	222	10,578
Journal Communications, Inc., Class A*	2,294	12,709
Lamar Advertising Co., Class A*	888	26,951
Liberty Global, Inc.*	481	23,973
Liberty Global, Inc., Class A*	629	33,199
Liberty Media Corp. - Liberty Capital, Class A*	518	49,003
LIN TV Corp., Class A*	1,850	6,641
Lions Gate Entertainment Corp.*	1,998	26,873
Live Nation Entertainment, Inc.*	8,843	78,880
The Madison Square Garden Co., Class A*	1,443	52,309
Martha Stewart Living Omnimedia, Class A	666	2,164
The McClatchy Co., Class A*	2,849	4,587
The McGraw-Hill Cos., Inc.	1,184	55,601
Meredith Corp.	2,035	67,236
Morningstar, Inc.	111	6,446
National CineMedia, Inc.	777	10,987
The New York Times Co., Class A*	6,993	54,196
News Corp., Class A	7,807	179,717
News Corp., Class B	1,924	44,618
Omnicom Group, Inc.	1,258	63,126
Pandora Media, Inc.*	1,517	14,973
ReachLocal, Inc.*	518	6,071
Regal Entertainment Group, Class A	1,850	25,567
Rentrak Corp.*	185	3,463
Scholastic Corp.	1,443	43,478
Scripps Networks Interactive, Inc., Class A	407	21,917
Sinclair Broadcast Group, Inc., Class A	2,886	29,437
Sirius XM Radio, Inc.*	17,538	37,882
Time Warner Cable, Inc.	1,443	122,554

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

July 31, 2012 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Media - (continued)
Time Warner, Inc.	3,848	$150,534
Valassis Communications, Inc.*	2,331	52,564
Viacom, Inc., Class A	37	1,807
Viacom, Inc., Class B	2,257	105,424
Virgin Media, Inc.	1,110	30,392
The Walt Disney Co.	7,696	378,181
World Wrestling Entertainment, Inc., Class A	1,665	12,904

		2,898,902
Metals & Mining - 1.1%
A.M. Castle & Co.*	962	7,013
AK Steel Holding Corp.	6,290	33,463
Alcoa, Inc.	3,515	29,772
Allied Nevada Gold Corp.*	370	9,564
AMCOL International Corp.	629	19,310
Carpenter Technology Corp.	37	1,771
Century Aluminum Co.*	1,517	9,269
Cliffs Natural Resources, Inc.	518	21,181
Coeur d’Alene Mines Corp.*	5,032	82,072
Commercial Metals Co.	6,438	82,986
Compass Minerals International, Inc.	777	56,208
Freeport-McMoRan Copper & Gold, Inc.	3,811	128,316
General Moly, Inc.*	1,517	4,521
Globe Specialty Metals, Inc.	1,221	15,299
Gold Resource Corp.	851	15,258
Golden Minerals Co.*	1,036	4,372
Haynes International, Inc.	296	14,264
Hecla Mining Co.	15,281	68,764
Horsehead Holding Corp.*	999	9,021
Kaiser Aluminum Corp.	370	20,180
Materion Corp.	1,147	22,516
McEwen Mining, Inc.*	5,143	15,378
Metals USA Holdings Corp.*	740	12,040
Midway Gold Corp.*	2,072	2,569
Molycorp, Inc.*	259	4,512
Newmont Mining Corp.	1,887	83,915
Noranda Aluminum Holding Corp.	2,146	13,370
Nucor Corp.	1,110	43,512
Olympic Steel, Inc.	592	9,265
Paramount Gold and Silver Corp.*	2,664	6,047
Reliance Steel & Aluminum Co.	259	13,333
Royal Gold, Inc.	259	19,601
RTI International Metals, Inc.*	703	15,782
Schnitzer Steel Industries, Inc., Class A	1,369	39,304
Steel Dynamics, Inc.	740	9,539
Stillwater Mining Co.*	6,438	57,169
SunCoke Energy, Inc.*	3,848	61,568
Titanium Metals Corp.	370	4,314
United States Steel Corp.	629	12,989
Universal Stainless & Alloy*	148	5,050
US Silica Holdings, Inc.*	259	2,681
Walter Energy, Inc.	222	7,615
Worthington Industries, Inc.	2,997	65,035

		1,159,708
Multiline Retail - 0.7%
Big Lots, Inc.*	3,589	145,390
Dillard’s, Inc., Class A	111	7,241
Dollar General Corp.*	740	37,747
Dollar Tree, Inc.*	1,110	55,877
Family Dollar Stores, Inc.	518	34,229
Fred’s, Inc., Class A	1,850	26,270
Gordmans Stores, Inc.*	111	1,880
J.C. Penney Co., Inc.	666	14,992
Kohl’s Corp.	1,073	53,350
Macy’s, Inc.	1,665	59,674
Nordstrom, Inc.	703	38,060
Saks, Inc.*	2,849	29,715
Sears Holdings Corp.*	185	9,156
Target Corp.	2,701	163,816

	Shares	Value
Common Stocks - (continued)
Multiline Retail - (continued)
Tuesday Morning Corp.*	2,405	$12,169

		689,566
Multi-Utilities - 1.0%
Alliant Energy Corp.	370	17,283
Ameren Corp.	814	27,847
Avista Corp.	3,256	90,126
Black Hills Corp.	2,109	67,172
CenterPoint Energy, Inc.	1,591	33,506
CH Energy Group, Inc.	444	28,873
CMS Energy Corp.	888	21,898
Consolidated Edison, Inc.	999	64,435
Dominion Resources, Inc.	2,553	138,653
DTE Energy Co.	592	36,331
Integrys Energy Group, Inc.	259	15,680
MDU Resources Group, Inc.	814	18,225
NiSource, Inc.	962	24,618
NorthWestern Corp.	1,998	73,786
PG&E Corp.	1,480	68,317
Public Service Enterprise Group, Inc.	1,739	57,804
SCANA Corp.	407	20,012
Sempra Energy	777	54,709
TECO Energy, Inc.	703	12,788
Vectren Corp.	4,514	134,743
Wisconsin Energy Corp.	1,036	42,207

		1,049,013
Office Electronics - 0.1%
Xerox Corp.	4,847	33,590
Zebra Technologies Corp., Class A*	1,258	43,451

		77,041
Oil, Gas & Consumable Fuels - 5.7%
Abraxas Petroleum Corp.*	2,109	5,294
Alon USA Energy, Inc.	925	10,101
Alpha Natural Resources, Inc.*	777	5,447
Amyris, Inc.*	481	1,861
Anadarko Petroleum Corp.	2,220	154,157
Apache Corp.	1,443	124,271
Apco Oil and Gas International, Inc.	222	3,716
Approach Resources, Inc.*	481	12,698
Arch Coal, Inc.	12,506	90,168
ATP Oil & Gas Corp.*	2,516	3,648
Berry Petroleum Co., Class A	2,886	109,726
Bill Barrett Corp.*	999	21,039
BPZ Resources, Inc.*	2,442	5,568
Cabot Oil & Gas Corp.	962	40,587
Callon Petroleum Co.*	2,331	11,585
Carrizo Oil & Gas, Inc.*	814	20,521
Cheniere Energy, Inc.*	4,551	62,030
Chesapeake Energy Corp.	2,294	43,173
Chevron Corp.	6,956	762,239
Cimarex Energy Co.	296	16,780
Clayton Williams Energy, Inc.*	407	16,801
Clean Energy Fuels Corp.*	1,184	16,706
Cloud Peak Energy, Inc.*	3,441	56,949
Cobalt International Energy, Inc.*	814	20,431
Comstock Resources, Inc.*	1,110	17,960
Concho Resources, Inc.*	481	41,005
ConocoPhillips	4,403	239,699
CONSOL Energy, Inc.	888	25,734
Contango Oil & Gas Co.*	333	19,730
Continental Resources, Inc.*	259	16,573
Crimson Exploration, Inc.*	370	1,628
Crosstex Energy, Inc.	2,479	33,442
CVR Energy, Inc.*	777	22,191
Delek US Holdings, Inc.	851	16,799
Denbury Resources, Inc.*	1,776	26,853
Devon Energy Corp.	1,554	91,873
Endeavour International Corp.*	888	7,610
Energen Corp.	333	17,053
Energy Partners Ltd.*	1,628	27,513
Energy XXI Bermuda Ltd.	296	9,229
EOG Resources, Inc.	1,184	116,044

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

July 31, 2012 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Oil, Gas & Consumable Fuels - (continued)
EQT Corp.	407	$22,955
Evolution Petroleum Corp.*	481	4,016
EXCO Resources, Inc.	3,774	26,569
Exxon Mobil Corp.	16,724	1,452,479
Forest Oil Corp.*	6,327	43,340
FX Energy, Inc.*	1,221	8,217
GeoResources, Inc.*	481	16,094
Gevo, Inc.*	185	718
Goodrich Petroleum Corp.*	629	7,296
Green Plains Renewable Energy, Inc.*	1,295	5,750
Gulfport Energy Corp.*	1,147	23,628
Halcon Resources Corp.*	629	4,151
Harvest Natural Resources, Inc.*	2,109	16,619
Hess Corp.	1,073	50,603
HollyFrontier Corp.	666	24,902
Hyperdynamics Corp.*	3,182	2,450
James River Coal Co.*	888	2,034
Kinder Morgan, Inc.	2,146	76,848
Kodiak Oil & Gas Corp.*	6,327	52,830
Laredo Petroleum Holdings, Inc.*	222	5,102
Magnum Hunter Resources Corp.*	3,922	14,904
Marathon Oil Corp.	2,442	64,640
Marathon Petroleum Corp.	1,221	57,753
Matador Resources Co.*	259	2,712
McMoRan Exploration Co.*	2,627	34,309
Midstates Petroleum Co., Inc.*	629	5,359
Miller Energy Resources, Inc.*	814	3,166
Murphy Oil Corp.	666	35,738
Newfield Exploration Co.*	481	14,685
Noble Energy, Inc.	777	67,933
Nordic American Tankers Ltd.	2,960	34,632
Northern Oil and Gas, Inc.*	1,443	22,742
Oasis Petroleum, Inc.*	333	8,718
Occidental Petroleum Corp.	3,145	273,709
Overseas Shipholding Group, Inc.	1,517	8,677
Panhandle Oil and Gas, Inc., Class A	259	7,951
PDC Energy, Inc.*	740	19,388
Penn Virginia Corp.	2,553	17,105
Petroquest Energy, Inc.*	1,369	7,543
Phillips 66	2,109	79,298
Pioneer Natural Resources Co.	518	45,910
Plains Exploration & Production Co.*	555	22,178
QEP Resources, Inc.	777	23,333
Quicksilver Resources, Inc.*	6,956	31,441
Range Resources Corp.	740	46,324
Rentech, Inc.*	5,106	10,161
Resolute Energy Corp.*	1,184	10,265
REX American Resources Corp.*	444	7,837
Rex Energy Corp.*	1,332	16,890
Rosetta Resources, Inc.*	1,258	52,484
Sanchez Energy Corp.*	259	4,310
SandRidge Energy, Inc.*	1,702	11,608
SemGroup Corp., Class A*	814	27,440
Ship Finance International Ltd.	2,368	34,289
SM Energy Co.	296	13,939
Solazyme, Inc.*	777	10,668
Southwestern Energy Co.*	1,147	38,138
Spectra Energy Corp.	2,886	88,571
Stone Energy Corp.*	2,738	71,900
Sunoco, Inc.	481	23,179
Swift Energy Co.*	999	18,671
Targa Resources Corp.	740	32,597
Teekay Corp.	1,258	38,658
Tesoro Corp.*	481	13,300
Ultra Petroleum Corp.*	666	15,824
Uranium Energy Corp.*	1,702	3,404
Vaalco Energy, Inc.*	3,182	23,324
Valero Energy Corp.	1,961	53,928
Venoco, Inc.*	666	6,174
Voyager Oil & Gas, Inc.*	1,628	1,840
W&T Offshore, Inc.	1,110	20,524

	Shares	Value
Common Stocks - (continued)
Oil, Gas & Consumable Fuels - (continued)
Warren Resources, Inc.*	4,514	$10,473
Western Refining, Inc.	3,071	72,261
Whiting Petroleum Corp.*	518	20,927
The Williams Cos., Inc.	2,627	83,512
World Fuel Services Corp.	259	10,487
WPX Energy, Inc.*	703	11,213

		6,001,977
Paper & Forest Products - 0.4%
Buckeye Technologies, Inc.	2,257	67,981
Clearwater Paper Corp.*	1,295	45,636
Deltic Timber Corp.	296	18,296
Domtar Corp.	148	10,931
International Paper Co.	1,406	46,131
KapStone Paper and Packaging Corp.*	1,036	17,415
Louisiana-Pacific Corp.*	3,071	31,693
MeadWestvaco Corp.	592	16,813
Mercer International, Inc.*	1,036	5,428
Neenah Paper, Inc.	851	22,858
PH Glatfelter Co.	2,590	41,207
Resolute Forest Products, Inc.*	4,033	37,023
Schweitzer-Mauduit International, Inc.	888	60,473
Wausau Paper Corp.	1,184	10,052

		431,937
Personal Products - 0.2%
Avon Products, Inc.	1,998	30,949
Elizabeth Arden, Inc.*	629	24,537
The Estee Lauder Cos., Inc., Class A	1,036	54,266
Herbalife Ltd.	518	28,433
Inter Parfums, Inc.	888	14,439
Medifast, Inc.*	851	23,913
Nature’s Sunshine Products, Inc.	370	5,720
Nu Skin Enterprises, Inc., Class A	296	15,099
Prestige Brands Holdings, Inc.*	1,961	32,180
Revlon, Inc., Class A*	666	9,690
Schiff Nutrition International, Inc.*	296	5,174
USANA Health Sciences, Inc.*	407	18,307

		262,707
Pharmaceuticals - 3.5%
Abbott Laboratories	7,141	473,520
Akorn, Inc.*	1,517	20,737
Allergan, Inc.	1,369	112,354
Auxilium Pharmaceuticals, Inc.*	1,110	29,903
AVANIR Pharmaceuticals, Inc., Class A*	2,886	8,254
Bristol-Myers Squibb Co.	7,659	272,660
Cadence Pharmaceuticals, Inc.*	888	3,765
Corcept Therapeutics, Inc.*	1,406	5,090
Depomed, Inc.*	777	4,289
Eli Lilly & Co.	3,404	149,878
Endo Health Solutions, Inc.*	37	1,100
Endocyte, Inc.*	629	4,837
Forest Laboratories, Inc.*	1,036	34,758
Hi-Tech Pharmacal Co., Inc.*	555	19,070
Hospira, Inc.*	740	25,715
Impax Laboratories, Inc.*	1,591	35,352
Jazz Pharmaceuticals PLC*	481	23,122
Johnson & Johnson	12,432	860,543
MAP Pharmaceuticals, Inc.*	592	8,353
The Medicines Co.*	2,257	56,515
Medicis Pharmaceutical Corp., Class A	1,332	43,850
Merck & Co., Inc.	10,619	469,041
Mylan, Inc.*	1,480	34,084
Nektar Therapeutics*	2,627	22,382
Obagi Medical Products, Inc.*	444	6,811
Omeros Corp.*	333	3,147
Optimer Pharmaceuticals, Inc.*	962	13,141
Pacira Pharmaceuticals, Inc.*	407	6,231
Pain Therapeutics, Inc.*	888	3,268
Par Pharmaceutical Cos., Inc.*	1,221	61,001

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

July 31, 2012 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Pharmaceuticals - (continued)
Perrigo Co.	370	$42,187
Pfizer, Inc.	26,270	631,531
Pozen, Inc.*	444	2,802
Questcor Pharmaceuticals, Inc.*	592	21,827
Sagent Pharmaceuticals, Inc.*	370	7,215
Salix Pharmaceuticals Ltd.*	666	29,850
Santarus, Inc.*	1,924	13,988
Sciclone Pharmaceuticals, Inc.*	1,110	6,383
ViroPharma, Inc.*	1,776	38,557
Vivus, Inc.*	2,479	52,133
Warner Chilcott PLC, Class A*	592	10,064
Watson Pharmaceuticals, Inc.*	518	40,316
XenoPort, Inc.*	814	6,414

		3,716,038
Professional Services - 0.6%
Acacia Research Corp.*	1,036	29,329
The Advisory Board Co.*	740	33,293
Barrett Business Services, Inc.	37	966
CBIZ, Inc.*	2,442	12,918
CDI Corp.	296	4,783
The Corporate Executive Board Co.	814	37,550
CRA International, Inc.*	629	9,743
The Dolan Co.*	1,591	7,764
The Dun & Bradstreet Corp.	185	14,835
Equifax, Inc.	555	25,996
Exponent, Inc.*	333	17,213
FTI Consulting, Inc.*	2,331	59,510
GP Strategies Corp.*	481	8,230
Heidrick & Struggles International, Inc.	407	5,446
Hill International, Inc.*	814	3,166
Hudson Global, Inc.*	1,850	8,417
Huron Consulting Group, Inc.*	518	17,446
ICF International, Inc.*	1,110	27,273
IHS, Inc., Class A*	222	24,480
Insperity, Inc.	555	14,563
Kelly Services, Inc., Class A	1,702	20,186
Kforce, Inc.*	925	10,702
Korn/Ferry International*	2,701	35,545
Manpower, Inc.	333	11,848
Mistras Group, Inc.*	370	8,318
Navigant Consulting, Inc.*	1,406	16,352
Nielsen Holdings N.V.*	333	9,491
Odyssey Marine Exploration, Inc.*	1,702	6,400
On Assignment, Inc.*	851	13,267
Resources Connection, Inc.	1,036	11,696
Robert Half International, Inc.	666	17,989
RPX Corp.*	555	6,965
Towers Watson & Co., Class A	185	10,847
TrueBlue, Inc.*	999	15,205
Verisk Analytics, Inc., Class A*	555	27,889

		585,621
Real Estate Investment Trusts (REITs) - 5.4%
Acadia Realty Trust	925	22,144
Agree Realty Corp.	518	12,188
Alexander’s, Inc.	74	31,618
Alexandria Real Estate Equities, Inc.	259	19,031
American Assets Trust, Inc.	703	18,278
American Campus Communities, Inc.	333	15,871
American Capital Agency Corp.	888	31,204
American Realty Capital Trust, Inc.	8,351	92,028
American Tower Corp.	1,776	128,423
Annaly Capital Management, Inc.	5,032	87,708
Anworth Mortgage Asset Corp.	7,400	49,136
Apartment Investment & Management Co., Class A	555	15,224
Apollo Commercial Real Estate Finance, Inc.	1,147	19,155
ARMOUR Residential REIT, Inc.	13,912	106,566
Ashford Hospitality Trust, Inc.	3,811	29,078

	Shares	Value
Common Stocks - (continued)
Real Estate Investment Trusts (REITs) - (continued)
Associated Estates Realty Corp.	1,924	$28,725
AvalonBay Communities, Inc.	407	59,866
BioMed Realty Trust, Inc.	2,664	50,083
Boston Properties, Inc.	666	73,859
Brandywine Realty Trust	7,511	89,231
BRE Properties, Inc.	333	17,542
Camden Property Trust	333	23,746
Campus Crest Communities, Inc.	703	7,705
CapLease, Inc.	3,774	17,172
Capstead Mortgage Corp.	4,736	66,683
CBL & Associates Properties, Inc.	2,775	54,751
Cedar Realty Trust, Inc.	2,405	12,386
Chatham Lodging Trust	296	4,070
Chesapeake Lodging Trust	740	12,558
Chimera Investment Corp.	3,589	7,752
Colonial Properties Trust	2,035	46,093
Colony Financial, Inc.	1,850	33,947
CommonWealth REIT	4,662	85,035
Coresite Realty Corp.	1,110	29,593
Corporate Office Properties Trust	1,665	37,063
Cousins Properties, Inc.	4,181	31,734
CreXus Investment Corp.	3,737	39,164
CubeSmart	2,627	31,498
CYS Investments, Inc.	8,510	123,055
DCT Industrial Trust, Inc.	5,698	35,669
DDR Corp.	999	15,025
DiamondRock Hospitality Co.	3,885	36,752
Digital Realty Trust, Inc.	444	34,663
Douglas Emmett, Inc.	703	16,527
Duke Realty Corp.	1,110	16,051
DuPont Fabros Technology, Inc.	1,443	38,817
EastGroup Properties, Inc.	629	33,639
Education Realty Trust, Inc.	2,146	25,151
Entertainment Properties Trust	1,110	50,128
Equity Lifestyle Properties, Inc.	222	15,966
Equity One, Inc.	1,406	30,496
Equity Residential	1,332	84,329
Essex Property Trust, Inc.	148	23,289
Excel Trust, Inc.	851	10,416
Extra Space Storage, Inc.	1,628	53,301
Federal Realty Investment Trust	296	32,163
FelCor Lodging Trust, Inc.*	2,886	13,968
First Industrial Realty Trust, Inc.*	1,850	23,569
First Potomac Realty Trust	1,147	13,294
Franklin Street Properties Corp.	1,702	17,650
General Growth Properties, Inc.	1,702	30,840
Getty Realty Corp.	1,628	30,248
Gladstone Commercial Corp.	481	8,316
Glimcher Realty Trust	2,627	26,322
Government Properties Income Trust	851	19,488
Gramercy Capital Corp./NY*	2,405	5,700
Hatteras Financial Corp.	5,217	152,597
HCP, Inc.	1,813	85,592
Health Care REIT, Inc.	888	55,260
Healthcare Realty Trust, Inc.	1,813	44,527
Hersha Hospitality Trust	9,324	45,315
Highwoods Properties, Inc.	1,665	56,394
Home Properties, Inc.	555	36,414
Hospitality Properties Trust	555	13,470
Host Hotels & Resorts, Inc.	3,145	46,169
Hudson Pacific Properties, Inc.	888	15,789
Inland Real Estate Corp.	3,589	28,640
Invesco Mortgage Capital, Inc.	6,475	128,140
Investors Real Estate Trust	3,848	31,400
iStar Financial, Inc.*	1,998	13,427
Kilroy Realty Corp.	999	47,293
Kimco Realty Corp.	1,813	35,335
Kite Realty Group Trust	1,369	6,886
LaSalle Hotel Properties	2,146	56,354
Lexington Realty Trust	3,182	28,447
Liberty Property Trust	518	18,798

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

July 31, 2012 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Real Estate Investment Trusts (REITs) - (continued)
LTC Properties, Inc.	703	$25,097
The Macerich Co.	518	30,256
Mack-Cali Realty Corp.	1,776	47,579
Medical Properties Trust, Inc.	3,367	33,165
MFA Financial, Inc.	19,943	161,139
Mid-America Apartment Communities, Inc.	851	58,915
Mission West Properties, Inc.	629	5,541
Monmouth Real Estate Investment Corp., Class A	740	8,244
National Health Investors, Inc.	555	29,798
National Retail Properties, Inc.	1,924	56,758
NorthStar Realty Finance Corp.	6,401	35,269
Omega Healthcare Investors, Inc.	2,368	57,400
One Liberty Properties, Inc.	259	4,892
Parkway Properties, Inc.	1,221	13,590
Pebblebrook Hotel Trust	1,184	26,900
Pennsylvania Real Estate Investment Trust	3,108	44,631
PennyMac Mortgage Investment Trust	1,776	37,420
Piedmont Office Realty Trust, Inc., Class A	777	13,256
Plum Creek Timber Co., Inc.	740	30,037
Post Properties, Inc.	1,258	64,976
Potlatch Corp.	925	32,014
Prologis, Inc.	2,035	65,792
PS Business Parks, Inc.	444	30,019
Public Storage	629	93,690
RAIT Financial Trust	888	4,120
Ramco-Gershenson Properties Trust	888	11,313
Rayonier, Inc.	555	26,468
Realty Income Corp.	555	22,866
Redwood Trust, Inc.	1,776	22,893
Regency Centers Corp.	407	19,475
Resource Capital Corp.	4,181	22,786
Retail Opportunity Investments Corp.	962	11,727
Retail Properties of America, Inc., Class A	74	738
RLJ Lodging Trust	2,701	47,538
Rouse Properties, Inc.	333	4,609
Sabra Health Care REIT, Inc.	962	17,816
Saul Centers, Inc.	185	7,703
Select Income	111	2,793
Senior Housing Properties Trust	666	15,151
Simon Property Group, Inc.	1,295	207,835
SL Green Realty Corp.	370	29,137
Sovran Self Storage, Inc.	629	35,916
STAG Industrial, Inc.	481	6,955
Starwood Property Trust, Inc.	6,327	140,839
Strategic Hotels & Resorts, Inc.*	4,292	26,009
Summit Hotel Properties, Inc.	1,517	12,591
Sun Communities, Inc.	592	27,581
Sunstone Hotel Investors, Inc.*	4,033	40,370
Tanger Factory Outlet Centers	1,998	64,336
Taubman Centers, Inc.	222	17,209
Terreno Realty Corp.	666	9,930
Two Harbors Investment Corp.	14,874	170,605
UDR, Inc.	518	13,784
Universal Health Realty Income Trust	259	11,277
Urstadt Biddle Properties, Inc., Class A	481	9,134
Ventas, Inc.	1,295	87,089
Vornado Realty Trust	814	67,969
Washington Real Estate Investment Trust	1,517	40,504
Weingarten Realty Investors	518	13,924
Weyerhaeuser Co.	2,368	55,293
Winthrop Realty Trust	592	7,199

		5,688,847
Real Estate Management & Development - 0.2%
AV Homes, Inc.*	222	2,748

	Shares	Value
Common Stocks - (continued)
Real Estate Management & Development - (continued)
CBRE Group, Inc., Class A*	1,295	$20,176
Forest City Enterprises, Inc., Class A*	3,219	45,420
Forestar Group, Inc.*	814	9,263
The Howard Hughes Corp.*	592	36,485
Jones Lang LaSalle, Inc.	74	4,935
Kennedy-Wilson Holdings, Inc.	777	10,629
The St. Joe Co.*	2,294	38,838
Tejon Ranch Co.*	333	8,655
Zillow, Inc., Class A*	296	11,148

		188,297
Road & Rail - 1.2%
Amerco, Inc.	333	31,102
Arkansas Best Corp.	1,443	19,755
Avis Budget Group, Inc.*	5,809	83,475
Celadon Group, Inc.	518	7,734
Con-way, Inc.	1,295	46,128
CSX Corp.	4,662	106,946
Dollar Thrifty Automotive Group, Inc.*	666	49,550
Genesee & Wyoming, Inc., Class A*	925	57,405
Heartland Express, Inc.	1,295	18,000
Hertz Global Holdings, Inc.*	1,073	12,082
J.B. Hunt Transport Services, Inc.	444	24,429
Kansas City Southern	481	35,017
Knight Transportation, Inc.	1,332	20,420
Landstar System, Inc.	1,110	54,845
Marten Transport Ltd.	370	6,642
Norfolk Southern Corp.	1,554	115,074
Old Dominion Freight Line, Inc.*	1,258	53,339
Quality Distribution, Inc.*	370	3,737
RailAmerica, Inc.*	481	13,194
Roadrunner Transportation Systems, Inc.*	259	4,525
Ryder System, Inc.	2,812	110,905
Saia, Inc.*	370	8,362
Swift Transportation Co.*	4,255	35,316
Union Pacific Corp.	2,183	267,658
Werner Enterprises, Inc.	1,184	27,327
Zipcar, Inc.*	629	6,560

		1,219,527
Semiconductors & Semiconductor Equipment - 2.6%
Advanced Energy Industries, Inc.*	1,850	22,792
Advanced Micro Devices, Inc.*	2,553	10,365
Altera Corp.	1,443	51,154
Amkor Technology, Inc.*	2,368	12,621
ANADIGICS, Inc.*	1,554	1,974
Analog Devices, Inc.	1,332	52,055
Applied Materials, Inc.	4,551	49,560
Applied Micro Circuits Corp.*	1,480	8,466
Atmel Corp.*	1,924	11,275
ATMI, Inc.*	740	14,045
AuthenTec, Inc.*	629	5,284
Avago Technologies Ltd.	999	36,963
Axcelis Technologies, Inc.*	5,809	4,938
AXT, Inc.*	1,961	6,844
Broadcom Corp., Class A*	2,183	73,960
Brooks Automation, Inc.	777	7,195
Cabot Microelectronics Corp.	555	16,317
Cavium, Inc.*	1,110	29,992
Ceva, Inc.*	555	8,625
Cirrus Logic, Inc.*	1,628	59,862
Cohu, Inc.	1,258	10,819
Cree, Inc.*	481	11,520
Cymer, Inc.*	666	38,102
Cypress Semiconductor Corp.*	3,737	39,948
Diodes, Inc.*	814	15,417
DSP Group, Inc.*	814	4,705
Entegris, Inc.*	3,256	26,211
Entropic Communications, Inc.*	4,810	28,860

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

July 31, 2012 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Semiconductors & Semiconductor Equipment - (continued)
Exar Corp.*	888	$6,571
Fairchild Semiconductor International, Inc.*	5,032	69,743
First Solar, Inc.*	3,219	50,023
FormFactor, Inc.*	1,184	7,246
FSI International, Inc.*	666	2,411
GT Advanced Technologies, Inc.*	7,067	36,183
Hittite Microwave Corp.*	666	33,746
Inphi Corp.*	481	5,291
Integrated Device Technology, Inc.*	3,367	16,970
Integrated Silicon Solution, Inc.*	1,517	14,760
Intel Corp.	17,797	457,383
Intermolecular, Inc.*	407	2,711
International Rectifier Corp.*	1,628	27,741
Intersil Corp., Class A	2,886	26,580
IXYS Corp.*	592	5,979
KLA-Tencor Corp.	592	30,139
Kopin Corp.*	1,554	5,641
Kulicke & Soffa Industries, Inc.*	4,070	45,055
Lam Research Corp.*	852	29,317
Lattice Semiconductor Corp.*	3,145	11,668
Linear Technology Corp.	925	29,831
LSI Corp.*	2,553	17,616
LTX-Credence Corp.*	1,295	7,589
M/A-COM Technology Solutions Holdings, Inc.*	111	1,964
Magnachip Semiconductor Corp.*	1,332	13,560
Marvell Technology Group Ltd.	2,183	24,581
Mattson Technology, Inc.*	1,184	1,042
Maxim Integrated Products, Inc.	1,295	35,263
MaxLinear, Inc., Class A*	407	1,921
MEMC Electronic Materials, Inc.*	12,839	24,651
Micrel, Inc.	1,184	11,059
Microchip Technology, Inc.	851	28,406
Micron Technology, Inc.*	3,663	22,747
Microsemi Corp.*	2,257	43,695
Mindspeed Technologies, Inc.*	814	1,921
MIPS Technologies, Inc.*	1,184	7,282
MKS Instruments, Inc.	2,923	77,167
Monolithic Power Systems, Inc.*	777	15,058
MoSys, Inc.*	1,443	4,661
Nanometrics, Inc.*	592	8,992
NVE Corp.*	111	6,140
NVIDIA Corp.*	2,664	36,071
OmniVision Technologies, Inc.*	3,367	47,205
ON Semiconductor Corp.*	37	257
PDF Solutions, Inc.*	629	5,856
Pericom Semiconductor Corp.*	592	4,760
Photronics, Inc.*	3,293	19,264
PLX Technology, Inc.*	740	4,188
PMC - Sierra, Inc.*	9,805	52,163
Power Integrations, Inc.	666	23,470
Rambus, Inc.*	2,405	10,101
RF Micro Devices, Inc.*	6,401	24,836
Rubicon Technology, Inc.*	740	7,437
Rudolph Technologies, Inc.*	1,591	15,910
Semtech Corp.*	1,517	36,241
Sigma Designs, Inc.*	1,406	9,561
Silicon Image, Inc.*	1,887	7,397
Silicon Laboratories, Inc.*	1,036	38,280
Skyworks Solutions, Inc.*	814	23,549
Spansion, Inc., Class A*	1,147	11,757
Standard Microsystems Corp.*	518	19,119
STR Holdings, Inc.*	2,368	7,909
SunPower Corp.*	2,368	9,283
Supertex, Inc.*	259	4,400
Teradyne, Inc.*	666	9,797
Tessera Technologies, Inc.	2,849	41,168
Texas Instruments, Inc.	5,143	140,095
TriQuint Semiconductor, Inc.*	6,438	36,310
Ultra Clean Holdings, Inc.*	1,258	7,598

	Shares	Value
Common Stocks - (continued)
Semiconductors & Semiconductor Equipment - (continued)
Ultratech, Inc.*	592	$18,831
Veeco Instruments, Inc.*	1,591	56,815
Volterra Semiconductor Corp.*	555	12,754
Xilinx, Inc.	1,184	38,362

		2,710,917
Software - .4%
Accelrys, Inc.*	1,295	10,515
ACI Worldwide, Inc.*	999	43,966
Activision Blizzard, Inc.	1,961	23,591
Actuate Corp.*	1,110	7,171
Adobe Systems, Inc.*	2,220	68,554
Advent Software, Inc.*	777	17,684
American Software, Inc./Georgia, Class A	814	6,561
ANSYS, Inc.*	407	24,404
Ariba, Inc.*	444	19,727
Aspen Technology, Inc.*	2,220	51,904
Autodesk, Inc.*	1,036	35,141
Blackbaud, Inc.	1,036	27,951
BMC Software, Inc.*	703	27,839
Bottomline Technologies, Inc.*	962	18,268
BroadSoft, Inc.*	518	12,717
CA, Inc.	1,443	34,733
Cadence Design Systems, Inc.*	1,480	18,086
Callidus Software, Inc.*	777	3,597
Check Point Software Technologies Ltd.*	777	37,739
Citrix Systems, Inc.*	851	61,851
CommVault Systems, Inc.*	962	46,676
Compuware Corp.*	5,069	46,685
Comverse Technology, Inc.*	4,958	26,922
Concur Technologies, Inc.*	222	14,994
Deltek, Inc.*	259	3,372
Digimarc Corp.	148	3,595
Ebix, Inc.	777	16,853
Electronic Arts, Inc.*	1,480	16,310
Ellie Mae, Inc.*	259	5,309
EPIQ Systems, Inc.	1,702	19,216
FactSet Research Systems, Inc.	185	17,198
Fair Isaac Corp.	888	38,441
Fortinet, Inc.*	518	12,437
Glu Mobile, Inc.*	962	4,618
Guidance Software, Inc.*	333	3,283
Guidewire Software, Inc.*	407	10,444
Imperva, Inc.*	111	2,930
Informatica Corp.*	481	14,194
Interactive Intelligence Group, Inc.*	333	8,685
Intuit, Inc.	1,258	72,989
JDA Software Group, Inc.*	999	29,550
Jive Software, Inc.*	333	6,670
Kenexa Corp.*	555	13,215
Manhattan Associates, Inc.*	481	22,458
Mentor Graphics Corp.*	3,552	54,275
MICROS Systems, Inc.*	370	17,664
Microsoft Corp.	33,966	1,000,978
MicroStrategy, Inc., Class A*	185	21,545
Mitek Systems, Inc.*	629	2,485
Monotype Imaging Holdings, Inc.*	814	11,949
Net 1 UEPS Technologies, Inc.*	2,257	18,643
Netscout Systems, Inc.*	814	19,015
NetSuite, Inc.*	444	24,571
Nuance Communications, Inc.*	1,036	21,083
Opnet Technologies, Inc.	333	8,804
Oracle Corp.	17,575	530,765
Parametric Technology Corp.*	2,886	62,164
Pegasystems, Inc.	370	10,279
Progress Software Corp.*	1,554	30,210
Proofpoint, Inc.*	74	1,023
PROS Holdings, Inc.*	481	6,705
QLIK Technologies, Inc.*	1,961	39,220
Quest Software, Inc.*	1,369	38,250

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

July 31, 2012 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Software - (continued)
RealPage, Inc.*	925	$20,553
Red Hat, Inc.*	851	45,665
Rosetta Stone, Inc.*	296	3,857
Rovi Corp.*	481	6,436
Salesforce.com, Inc.*	555	69,020
Seachange International, Inc.*	666	5,042
SolarWinds, Inc.*	777	41,484
Solera Holdings, Inc.	333	13,004
Sourcefire, Inc.*	666	33,999
SS&C Technologies Holdings, Inc.*	777	18,881
Symantec Corp.*	2,997	47,203
Synchronoss Technologies, Inc.*	703	13,441
Synopsys, Inc.*	666	20,173
Take-Two Interactive Software, Inc.*	5,032	44,181
Tangoe, Inc.*	407	7,810
TeleNav, Inc.*	1,184	6,832
TIBCO Software, Inc.*	740	20,787
TiVo, Inc.*	2,812	24,436
Tyler Technologies, Inc.*	740	28,875
Ultimate Software Group, Inc.*	592	52,966
VASCO Data Security International, Inc.*	629	5,818
Verint Systems, Inc.*	518	14,457
VirnetX Holding Corp.*	999	23,636
VMware, Inc., Class A*	370	33,581
Websense, Inc.*	925	13,884
Zynga, Inc., Class A*	814	2,401

		3,547,093
Specialty Retail - 2.9%
Aaron’s, Inc.	1,628	47,749
Advance Auto Parts, Inc.	333	23,360
Aeropostale, Inc.*	1,924	37,941
American Eagle Outfitters, Inc.	740	15,407
America’s Car-Mart, Inc.*	444	20,371
ANN, Inc.*	1,184	32,063
Asbury Automotive Group, Inc.*	1,628	42,589
Ascena Retail Group, Inc.*	3,293	60,394
AutoNation, Inc.*	222	8,754
AutoZone, Inc.*	111	41,651
Barnes & Noble, Inc.*	2,294	30,441
bebe stores, inc.	851	5,106
Bed Bath & Beyond, Inc.*	999	60,889
Best Buy Co., Inc.	1,036	18,741
Big 5 Sporting Goods Corp.	1,073	8,090
Body Central Corp.*	296	3,061
Brown Shoe Co., Inc.	2,479	34,111
The Buckle, Inc.	629	24,323
Cabela’s, Inc.*	2,146	98,587
CarMax, Inc.*	999	27,802
Casual Male Retail Group, Inc.*	2,405	9,139
The Cato Corp., Class A	1,554	43,512
Chico’s FAS, Inc.	4,070	62,352
The Children’s Place Retail Stores, Inc.*	592	30,074
Citi Trends, Inc.*	740	11,122
Collective Brands, Inc.*	2,701	58,126
Conn’s, Inc.*	703	12,549
Destination Maternity Corp.	740	13,239
Dick’s Sporting Goods, Inc.	444	21,809
DSW, Inc., Class A	592	34,999
Express, Inc.*	1,739	27,998
The Finish Line, Inc., Class A	2,627	54,852
Foot Locker, Inc.	481	15,883
Francesca’s Holdings Corp.*	333	10,460
GameStop Corp., Class A	481	7,706
The Gap, Inc.	1,258	37,098
Genesco, Inc.*	555	36,752
GNC Holdings, Inc., Class A	259	9,979
Group 1 Automotive, Inc.	1,184	63,640
Guess?, Inc.	222	6,682
Haverty Furniture Cos, Inc.	444	5,008
hhgregg, Inc.*	1,258	8,655

	Shares	Value
Common Stocks - (continued)
Specialty Retail - (continued)
Hibbett Sports, Inc.*	629	$38,224
The Home Depot, Inc.	7,030	366,825
Hot Topic, Inc.	999	10,150
Jos A Bank Clothiers, Inc.*	629	26,582
Kirkland’s, Inc.*	851	9,199
Lithia Motors, Inc., Class A	1,258	35,048
Lowe’s Cos., Inc.	5,365	136,110
Ltd. Brands, Inc.	962	45,743
Lumber Liquidators Holdings, Inc.*	555	23,471
MarineMax, Inc.*	555	4,129
Mattress Firm Holding Corp.*	666	19,421
The Men’s Wearhouse, Inc.	2,886	78,644
Monro Muffler Brake, Inc.	703	23,248
New York & Co., Inc.*	555	2,525
Office Depot, Inc.*	13,690	24,368
OfficeMax, Inc.*	4,810	21,597
O’Reilly Automotive, Inc.*	592	50,758
Penske Automotive Group, Inc.	2,257	53,942
The Pep Boys-Manny Moe & Jack	2,627	23,827
PetSmart, Inc.	518	34,245
Pier 1 Imports, Inc.	2,701	44,540
RadioShack Corp.	5,587	16,258
Rent-A-Center, Inc.	3,256	115,783
Ross Stores, Inc.	962	63,915
rue21, Inc.*	370	9,117
Sally Beauty Holdings, Inc.*	555	14,663
Select Comfort Corp.*	1,295	33,683
Shoe Carnival, Inc.	814	18,071
Signet Jewelers Ltd.	185	8,125
Sonic Automotive, Inc., Class A	2,035	34,839
Stage Stores, Inc.	1,924	36,441
Staples, Inc.	2,368	30,168
Stein Mart, Inc.*	1,554	12,354
Systemax, Inc.*	629	7,844
Talbots, Inc.*	3,922	10,746
Teavana Holdings, Inc.*	222	2,486
Tiffany & Co.	555	30,486
TJX Cos., Inc.	3,219	142,537
Tractor Supply Co.	333	30,260
Ulta Salon Cosmetics & Fragrance, Inc.	222	18,843
Urban Outfitters, Inc.*	555	16,955
Vitamin Shoppe, Inc.*	629	34,545
West Marine, Inc.*	296	3,028
The Wet Seal, Inc., Class A*	2,368	6,488
Williams-Sonoma, Inc.	407	14,143
Winmark Corp.	37	2,044
Zumiez, Inc.*	481	17,475

		3,026,957
Textiles, Apparel & Luxury Goods - 0.9%
Carter’s, Inc.*	740	37,496
Coach, Inc.	1,295	63,882
Columbia Sportswear Co.	333	16,847
Crocs, Inc.*	2,146	32,941
Deckers Outdoor Corp.*	925	38,582
Fifth & Pacific Cos., Inc.*	3,441	38,126
Fossil, Inc.*	222	15,915
G-III Apparel Group Ltd.*	888	21,818
Hanesbrands, Inc.*	333	9,997
Iconix Brand Group, Inc.*	4,144	73,473
The Jones Group, Inc.	4,440	46,931
Kenneth Cole Productions, Inc., Class A*	185	2,782
Maidenform Brands, Inc.*	555	11,699
Movado Group, Inc.	407	9,540
NIKE, Inc., Class B	1,665	155,428
Oxford Industries, Inc.	333	14,399
Perry Ellis International, Inc.*	777	14,647
PVH Corp.	259	20,572
Quiksilver, Inc.*	3,071	8,875
Ralph Lauren Corp.	259	37,384

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

July 31, 2012 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Textiles, Apparel & Luxury Goods - (continued)
Skechers U.S.A., Inc., Class A*	1,776	$35,413
Steven Madden Ltd.*	888	35,902
True Religion Apparel, Inc.	592	15,534
Tumi Holdings, Inc.*	370	6,679
Under Armour, Inc., Class A*	370	20,143
Unifi, Inc.*	777	8,609
Vera Bradley, Inc.*	555	12,649
VF Corp.	370	55,241
The Warnaco Group, Inc.*	37	1,578
Wolverine World Wide, Inc.	1,147	50,961

		914,043
Thrifts & Mortgage Finance - 0.8%
Astoria Financial Corp.	4,995	47,053
Bank Mutual Corp.	1,443	6,147
BankUnited, Inc.	629	15,322
Beneficial Mutual Bancorp, Inc.*	851	7,285
Berkshire Hills Bancorp, Inc.	1,184	26,593
BofI Holding, Inc.*	370	7,463
Brookline Bancorp, Inc.	1,776	14,936
Capitol Federal Financial, Inc.	3,885	45,532
Dime Community Bancshares, Inc.	1,776	25,752
Doral Financial Corp.*	7,437	10,114
Federal Agricultural Mortgage Corp., Class C	481	12,092
First Financial Holdings, Inc.	407	4,803
Flagstar Bancorp, Inc.*	12,247	10,655
Flushing Financial Corp.	1,776	25,059
Fox Chase Bancorp, Inc.	333	4,962
HomeStreet, Inc.*	148	5,426
Hudson City Bancorp, Inc.	1,628	10,338
MGIC Investment Corp.*	10,397	25,057
Nationstar Mortgage Holdings, Inc.*	296	6,518
New York Community Bancorp, Inc.	1,480	19,210
Northfield Bancorp, Inc./NJ	592	8,862
Northwest Bancshares, Inc.	2,405	28,018
OceanFirst Financial Corp.	962	13,093
Ocwen Financial Corp.*	6,105	120,635
Oritani Financial Corp.	1,221	17,204
People’s United Financial, Inc.	1,665	19,081
Provident Financial Services, Inc.	3,182	48,462
Provident New York Bancorp	888	7,335
Radian Group, Inc.	7,252	20,306
Rockville Financial, Inc.	296	3,448
Territorial Bancorp, Inc.	333	7,825
TFS Financial Corp.*	407	3,830
TrustCo Bank Corp. NY	5,180	28,542
United Financial Bancorp, Inc./MD	370	5,273
ViewPoint Financial Group, Inc.	777	13,679
Walker & Dunlop, Inc.*	777	9,821
Washington Federal, Inc.	5,513	87,822
Westfield Financial, Inc.	444	3,312
WSFS Financial Corp.	407	16,862

		793,727
Tobacco - 1.3%
Alliance One International, Inc.*	4,921	16,043
Altria Group, Inc.	10,693	384,627
Lorillard, Inc.	555	71,395
Philip Morris International, Inc.	7,844	717,255
Reynolds American, Inc.	1,517	70,192
Star Scientific, Inc.*	3,108	11,748
Universal Corp.	1,332	60,659
Vector Group Ltd.	2,923	49,662

		1,381,581
Trading Companies & Distributors - 0.6%
Aceto Corp.	1,406	12,345
Air Lease Corp.*	1,591	31,311
Aircastle Ltd.	2,479	29,327
Applied Industrial Technologies, Inc.	1,480	54,997
Beacon Roofing Supply, Inc.*	1,073	28,445

	Shares	Value
Common Stocks - (continued)
Trading Companies & Distributors - (continued)
CAI International, Inc.*	740	$15,303
DXP Enterprises, Inc.*	222	9,813
Edgen Group, Inc.*	74	555
Fastenal Co.	1,332	57,436
GATX Corp.	1,073	45,141
H&E Equipment Services, Inc.*	703	9,926
Houston Wire & Cable Co.	962	11,015
Interline Brands, Inc.*	777	19,720
Kaman Corp.	592	19,287
MRC Global, Inc.*	296	6,841
MSC Industrial Direct Co., Inc., Class A	185	12,715
TAL International Group, Inc.	1,369	46,751
Textainer Group Holdings Ltd.	999	37,582
Titan Machinery, Inc.*	407	11,575
United Rentals, Inc.*	1,369	39,578
W.W. Grainger, Inc.	259	53,051
Watsco, Inc.	592	40,221
WESCO International, Inc.*	740	41,225

		634,160
Transportation Infrastructure - 0.0%†
Aegean Marine Petroleum Network, Inc.	1,776	10,070
Wesco Aircraft Holdings, Inc.*	518	6,915

		16,985
Water Utilities - 0.1%
American States Water Co.	444	18,048
American Water Works Co., Inc.	777	28,166
Aqua America, Inc.	592	15,179
California Water Service Group	962	17,768
Connecticut Water Service, Inc.	296	8,948
Middlesex Water Co.	370	6,919
SJW Corp.	296	6,906
York Water Co.	555	10,007

		111,941
Wireless Telecommunication Services - 0.4%
Boingo Wireless, Inc.*	407	3,496
Clearwire Corp., Class A*	9,176	10,461
Crown Castle International Corp.*	1,073	66,397
Leap Wireless International, Inc.*	3,478	19,755
NII Holdings, Inc.*	9,657	65,185
NTELOS Holdings Corp.	814	17,257
SBA Communications Corp., Class A*	518	30,593
Shenandoah Telecommunications Co.	1,295	20,396
Sprint Nextel Corp.*	10,360	45,170
Telephone & Data Systems, Inc.	5,661	137,166
United States Cellular Corp.*	74	3,043
USA Mobility, Inc.	1,258	14,014

		432,933

Total Common Stocks (Cost $100,461,204)		103,813,031

	Principal Amount
U.S. Government & Agency Security - 0.1%
U.S. Treasury Bill 0.00%, due 11/01/12(a)(b)	$120,000	119,968

Total U.S. Government & Agency Security (Cost $119,923)		119,968

Total Investment Securities (Cost $100,581,127) — 99.4%		103,932,999

Other assets less liabilities — 0.6%		616,359

Net Assets — 100.0%		$104,549,358

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

July 31, 2012 (Unaudited)

*	Non-income producing security.
‡	Investment in affiliated company. Northern Trust Investments, Inc., the Investment Adviser of the Fund, is an indirect subsidiary of Northern Trust Corporation.
#	Amount represents less than one share.
†	Amount represents less than 0.05%
(a)	Zero coupon security. Rate disclosed is yield as of July 31, 2012.
(b)	Security pledged as collateral to cover margin requirements for open futures contracts.

Percentages shown are based on Net Assets.

Abbreviation:

REIT — Real Estate Investment Trust

As of July 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,811,836
Aggregate gross unrealized depreciation	(3,440,870)

Net unrealized appreciation	$3,370,966

Federal income tax cost of investments	$100,562,033

Investment in a company which was affiliated for the period ending July 31, 2012, was as follows:

Security	Value October 31, 2011	Purchases at Cost	Sales at Cost	Value July 31, 2012	Dividend Income	Realized Gain (Loss)
Northern Trust Corp.	$3,157	$38,398	$—	$43,675	$386	$—

Futures Contracts Purchased

FlexShares® Morningstar US Market Factor Tilt Index Fund had the following open long futures contracts as of July 31, 2012:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P 500® Futures Contracts	6	09/21/12	$412,380	$22,637
E-Mini S&P Mid Cap 400® Futures Contract	1	09/21/12	93,860	1,091
Mini Russell 2000® Futures Contracts	4	09/21/12	313,840	11,460

				$35,188

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Global Upstream Natural Resources Index Fund

July 31, 2012 (Unaudited)

	Shares	Value
Common Stocks - 99.3%
Chemicals - 26.3%
Agrium, Inc.	84,587	$8,050,238
CF Industries Holdings, Inc.	41,164	8,058,265
Incitec Pivot Ltd.	836,332	2,737,154
Intrepid Potash, Inc.*	35,893	837,743
Israel Chemicals Ltd.	243,219	2,877,374
K+S AG	10,040	497,249
Monsanto Co.	231,924	19,857,333
The Mosaic Co.	170,429	9,903,629
Potash Corp. of Saskatchewan, Inc.	437,744	19,391,234
The Scotts Miracle-Gro Co., Class A	21,586	861,281
Sociedad Quimica y Minera de Chile S.A. (ADR)	37,148	2,226,280
Syngenta AG	46,184	15,799,478
Uralkali OJSC (GDR)	341,611	14,238,347
Yara International ASA	97,137	4,613,729

		109,949,334
Containers & Packaging - 0.2%
Sonoco Products Co.	31,877	966,192

Food Products - 6.7%
Archer-Daniels-Midland Co.	263,550	6,876,020
Bunge Ltd.	68,523	4,506,758
China Agri-Industries Holdings Ltd.	1,004,000	499,821
Cosan S.A. Industria e Comercio	50,200	761,937
Golden Agri-Resources Ltd.	2,761,000	1,642,066
IOI Corp. Bhd	1,430,700	2,441,265
Kuala Lumpur Kepong Bhd	225,900	1,715,093
Nutreco N.V.	16,483	1,184,687
PPB Group Bhd	276,100	1,341,019
PT Astra Agro Lestari, Tbk	251,000	609,931
Suedzucker AG	28,614	988,822
Viterra, Inc.	183,481	2,939,943
Wilmar International Ltd.	1,004,000	2,614,394

		28,121,756
Machinery - 0.4%
Kurita Water Industries Ltd.	75,300	1,706,543

Metals & Mining - 25.1%
Agnico-Eagle Mines Ltd.	29,994	1,317,007
Alcoa, Inc.	225,900	1,913,373
Anglo American PLC	202,055	6,015,016
AngloGold Ashanti Ltd.	65,260	2,247,332
Barrick Gold Corp.	169,425	5,579,886
BHP Billiton Ltd.	556,216	18,689,711
Cia de Minas Buenaventura S.A. (ADR)	50,200	1,828,284
Cliffs Natural Resources, Inc.	28,614	1,170,026
Compass Minerals International, Inc.	16,566	1,198,384
Eldorado Gold Corp.	108,934	1,179,222
First Quantum Minerals Ltd.	86,846	1,577,837
Freeport-McMoRan Copper & Gold, Inc.	184,234	6,203,159
Gold Fields Ltd.	129,767	1,692,400
Goldcorp, Inc.	131,775	4,759,309
Grupo Mexico SAB de CV	678,187	1,910,098
IAMGOLD Corp.	73,041	816,182
Iluka Resources Ltd.	70,782	708,375
Impala Platinum Holdings Ltd.	98,141	1,553,034
Kinross Gold Corp.	212,346	1,775,376
MMC Norilsk Nickel OJSC (ADR)	253,523	3,916,930
Newcrest Mining Ltd.	135,289	3,345,727
Newmont Mining Corp.	81,575	3,627,640
Randgold Resources Ltd.	15,813	1,436,997
Rio Tinto PLC	244,223	11,274,741

	Shares	Value
Common Stocks - (continued)
Metals & Mining - (continued)
Silver Wheaton Corp.	64,256	$1,771,960
Sociedad Minera Cerro Verde S.A.A.*	56,726	2,098,862
Southern Copper Corp.	144,083	4,650,999
Sumitomo Metal Mining Co. Ltd.	76,000	821,306
Teck Resources Ltd., Class B	107,177	3,007,971
Xstrata PLC	356,922	4,742,790
Yamana Gold, Inc.	121,233	1,798,598

		104,628,532
Multi-Utilities - 1.2%
ACEA S.p.A.	29,618	158,671
Suez Environnement Co.	177,457	1,953,156
Veolia Environnement S.A.	251,000	2,836,167

		4,947,994
Oil, Gas & Consumable Fuels - 29.2%
Anadarko Petroleum Corp.	30,873	2,143,821
Apache Corp.	26,606	2,291,309
BG Group PLC	241,462	4,774,432
BP PLC	1,353,894	9,016,505
Canadian Natural Resources Ltd.	70,280	1,917,747
Cenovus Energy, Inc.	54,718	1,673,258
Chesapeake Energy Corp.	59,236	1,114,822
Chevron Corp.	130,269	14,274,877
CNOOC Ltd.	1,255,000	2,544,427
ConocoPhillips	80,320	4,372,621
Devon Energy Corp.	26,606	1,572,947
ENI S.p.A.	222,888	4,622,542
EOG Resources, Inc.	15,813	1,549,832
Exxon Mobil Corp.	261,040	22,671,324
Gazprom OAO (ADR)	182,241	1,686,640
Lukoil OAO (ADR)	50,953	2,878,845
Marathon Oil Corp.	42,419	1,122,831
NOVATEK OAO (GDR)	9,538	1,078,748
Occidental Petroleum Corp.	48,443	4,215,994
PetroChina Co. Ltd., Class H	2,008,000	2,517,235
Petroleo Brasileiro S.A. (ADR)	190,007	3,615,833
Phillips 66	40,160	1,510,016
Repsol S.A.	54,824	878,078
Royal Dutch Shell PLC, Class A	250,609	8,552,345
Sasol Ltd.	41,917	1,757,941
Statoil ASA	71,786	1,717,346
Suncor Energy, Inc.	118,472	3,624,016
Surgutneftegas OAO (ADR)	238,701	2,002,701
Total S.A.	159,887	7,404,757
Tullow Oil PLC	61,244	1,237,847
Woodside Petroleum Ltd.	49,447	1,756,200

		122,097,837
Paper & Forest Products - 3.5%
Domtar Corp.	11,044	815,710
Duratex S.A.	200,800	1,169,576
Empresas CMPC S.A.	320,276	1,205,440
Fibria Celulose S.A.*	150,600	1,145,107
International Paper Co.	112,699	3,697,654
Louisiana-Pacific Corp.*	30,622	316,019
MeadWestvaco Corp.	46,435	1,318,754
Mondi PLC	159,134	1,357,608
OJI Paper Co. Ltd.	261,000	875,570
Stora Enso Oyj	167,417	958,748
UPM-Kymmene Oyj	167,919	1,803,302

		14,663,488
Real Estate Investment Trusts (REITs) - 1.9%
Plum Creek Timber Co., Inc.	51,957	2,108,935
Rayonier, Inc.	38,654	1,843,409

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Global Upstream Natural Resources Index Fund

July 31, 2012 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Real Estate Investment Trusts (REITs) - (continued)
Weyerhaeuser Co.	163,150	$3,809,552

		7,761,896
Trading Companies & Distributors - 0.6%
Noble Group Ltd.	2,761,000	2,385,433

Water Utilities - 4.2%
Aguas Andinas S.A., Class A	950,286	631,288
American States Water Co.	11,044	448,939
American Water Works Co., Inc.	75,802	2,747,822
Aqua America, Inc.	67,519	1,731,187
California Water Service Group	22,841	421,873
Cia de Saneamento de Minas Gerais-COPASA	25,100	613,171
CIA Saneamento Basico de Sao Paolo (ADR)	26,909	2,271,120
Inversiones Aguas Metropolitanas S.A.*	114,707	209,316
Pennon Group PLC	170,429	2,050,776
Severn Trent PLC	112,699	3,045,950
United Utilities Group PLC	321,280	3,438,096

		17,609,538

Total Common Stocks (Cost $417,898,714)		414,838,543

Total Investment Securities (Cost $417,898,714) — 99.3%		414,838,543

Other assets less liabilities — 0.7%		2,967,706

Net Assets — 100.0%		$417,806,249

*	Non-income producing security.

Percentages shown are based on Net Assets.

Abbreviations:

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

REIT — Real Estate Investment Trust

As of July 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$18,555,556
Aggregate gross unrealized depreciation	(21,690,726)

Net unrealized depreciation	$(3,135,170)

Federal income tax cost of investments	$417,973,713

Futures Contracts Purchased

FlexShares® Morningstar Global Upstream Natural Resources Index Fund had the following open long futures contracts as of July 31, 2012:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
FTSE 100® Index Futures Contracts	11	09/21/12	$966,183	$15,068
Mini Russell 2000® Futures Contracts	7	09/21/12	549,220	6,542
S&P Toronto Stock Exchange 60® Index Futures Contracts	7	09/20/12	927,607	28,446
SPI 200® Futures Contracts	5	09/20/12	556,035	14,250

				$64,306

Cash collateral in the amount of $234,866 was pledged to cover margin requirements for open futures contracts as of July 31, 2012.

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Global Upstream Natural Resources Index Fund

July 31, 2012 (Unaudited)

FlexShares® Morningstar Global Upstream Natural Resources Index Fund invested, as a percentage of net assets, in the following countries as of July 31, 2012:

Australia	6.5%
Brazil	2.3%
Canada	14.8%
Chile	1.0%
China	1.2%
Finland	0.7%
France	2.9%
Germany	0.4%
Hong Kong	0.7%
Indonesia	0.2%
Israel	0.7%
Italy	1.2%
Japan	0.8%
Malaysia	1.3%
Mexico	0.5%
Netherlands	2.3%
Norway	1.5%
Peru	0.9%
Russia	6.2%
Singapore	1.0%
South Africa	1.7%
Spain	0.2%
Switzerland	4.9%
United Kingdom	10.5%
United States	34.9%
Other [1]	0.7%

100.0%

[1]	Includes any non-equity securities and net other assets (liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund

July 31, 2012 (Unaudited)

	Principal Amount	Value
U.S. Treasury Obligations - 99.8%
U.S. Treasury Inflation Index Notes
2.00%, due 01/15/14	$16,554,446	$17,272,631
1.25%, due 04/15/14	10,403,018	10,806,204
2.00%, due 07/15/14	14,654,784	15,615,101
1.63%, due 01/15/15	14,304,429	15,314,745
0.50%, due 04/15/15	63,118,579	66,081,988
1.88%, due 07/15/15	32,337,929	35,493,157
2.00%, due 01/15/16	31,714,607	35,360,774
0.13%, due 04/15/16	90,258,160	94,876,324
2.50%, due 07/15/16	14,867,578	17,166,138
2.38%, due 01/15/17	12,438,625	14,485,745
0.13%, due 04/15/17	10,426,805	11,125,450
2.63%, due 07/15/17	9,757,792	11,707,440
1.63%, due 01/15/18	11,293,512	13,055,229
1.38%, due 07/15/18	9,996,547	11,577,395

		369,938,321

Total U.S. Treasury Obligations (Cost $366,914,415)		369,938,321

Total Investment Securities (Cost $366,914,415) — 99.8%		369,938,321

Other assets less liabilities — 0.2%		890,171

Net Assets — 100.0%		$370,828,492

As of July 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,023,696
Aggregate gross unrealized depreciation	—

Net unrealized appreciation	$3,023,696

Federal income tax cost of investments	$366,914,625

Percentages shown are based on Net Assets.

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund

July 31, 2012 (Unaudited)

	Principal Amount	Value
U.S. Treasury Obligations - 99.8%
U.S. Treasury Inflation Index Notes
2.00%, due 01/15/16	$6,287,343	$7,010,186
0.13%, due 04/15/16	12,311,717	12,941,660
2.50%, due 07/15/16	7,009,895	8,093,640
2.38%, due 01/15/17	6,051,223	7,047,119
0.13%, due 04/15/17	23,985,193	25,592,314
2.63%, due 07/15/17	22,404,112	26,880,548
1.63%, due 01/15/18	25,971,238	30,022,588
1.38%, due 07/15/18	23,009,111	26,647,756
2.13%, due 01/15/19	22,783,464	27,627,835
1.88%, due 07/15/19	5,031,843	6,104,848
1.38%, due 01/15/20	6,201,146	7,319,533
1.25%, due 07/15/20	10,521,993	12,411,286
1.13%, due 01/15/21	11,860,935	13,869,248

		211,568,561

Total U.S. Treasury Obligations (Cost $205,884,318)		211,568,561

Total Investment Securities (Cost $205,884,318) — 99.8%		211,568,561

Other assets less liabilities — 0.2%		432,378

Net Assets — 100.0%		$212,000,939

As of July 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,680,643
Aggregate gross unrealized depreciation	—

Net unrealized appreciation	$5,680,643

Federal income tax cost of investments	$205,887,918

Percentages shown are based on Net Assets.

See Accompanying Notes to the Schedules of Investments.

FlexShares® Trust

Notes to the Schedules of Investments

July 31, 2012 (Unaudited)

Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investment Valuation

Each Fund’s Net Asset Value (“NAV”) is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The securities and other assets of the Funds are valued at fair value pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”). The Funds’ investments are valued using market quotations when available. When market quotations are not readily available, are deemed unreliable, or do not reflect material events occurring between the close of local markets and the time of valuation, the Funds value securities at fair value as determined in good faith in accordance with the Funds’ fair value pricing procedures as approved by the Board. Such circumstances include periods when trading in a security is limited, corporate actions and announcements take place, or regulatory news affecting an issuer is released, such as government approvals. Additionally, the Trust, in its discretion, may make adjustments to the prices of securities held by a Fund if an event occurs after the publication of market values normally used by a Fund but before the time as of which the Fund calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance and the Trust’s fair value procedures. Other events that can trigger fair valuing of foreign securities include, for example, significant fluctuations in general market indicators, government actions, or natural disasters.

The use of fair valuation involves the risk that the values used by the Funds to price their investments may be higher or lower than the values used by other investment companies and investors to price the same investments. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a portfolio security may be materially different than the value that could be realized upon the sale of such security. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Funds’ Underlying Index. This difference may adversely affect the Fund’s ability to track its Underlying Index. The FlexShares® Morningstar Global Upstream Natural Resources Index Fund’s securities are primarily listed on foreign exchanges and their value may change on days when shareholders will not be able to purchase or sell Fund shares.

Security prices are generally provided by independent pricing services. Portfolio securities listed or traded on domestic securities exchanges or the NASDAQ/NMS, including dollar-dominated foreign securities or American Depositary Receipts (“ADRs”), are valued at the closing price on the exchange or system where the security is principally traded. The closing price for securities traded on the NASDAQ/NMS is the Nasdaq Official Closing Price (“NOCP”). If there have been no sales for that day on the exchange or system where the security is principally traded, then the value is determined with reference to the last sale price, or the NOCP, if applicable, on any other exchange or system. If there have been no sales of the security for that day on any exchange or system, the security is valued at fair value pursuant to the Trust’s fair value procedures.

Securities that are traded regularly in the over-the-counter market (other than the NASDAQ/NMS), including securities listed on exchanges but primarily traded over-the-counter, are valued on the basis of the mean between the bid and asked quotes based upon quotes furnished by primary market makers for those securities. Securities that may be traded over-the-counter include equity securities, fixed-income securities, non-exchange-listed foreign securities, and certain derivative instruments. Fixed-income securities, however, may be valued on the basis of evaluated prices provided by independent pricing services when such prices are believed to reflect the fair market value of such securities. Such prices may be determined by taking into account securities prices, yields, maturities, call features, ratings, institutional size trading in similar groups of securities and developments related to specific securities. Fixed-income securities maturing within a relatively short period, less than 60 days, are valued at amortized cost, which according to NTI approximates fair value.

Foreign securities may be priced at the closing price reported on the foreign exchange on which they are

FlexShares® Trust

Notes to the Schedules of Investments (cont.)

July 31, 2012 (Unaudited)

principally traded. If there have been no sales of the security for that day, the security will be valued at fair value pursuant to the Trust’s fair value procedures.

Spot and forward foreign currency exchange contracts generally are valued using an independent pricing service. Exchange-traded financial futures and options are valued at the settlement price as established by the exchange on which they are traded. Over-the-counter options are valued at broker-provided bid prices, as are swaps. The foregoing prices may be obtained from one or more independent pricing services or, as needed or applicable, independent broker-dealers. If there was no sale on that day, and for non-exchange traded derivatives, the contract is valued at fair value pursuant to the Trust’s fair value procedures.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in three levels listed below:

•	Level 1—Quoted prices in active markets for identical assets on the measurement date.

•	Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3—Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities may be valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the valuations as of July 31, 2012 for each Fund based upon the three levels defined above. As of July 31, 2012, there were no Level 3 securities. Please refer to the Schedules of Investments to view common stock segregated by industry type where applicable.

	Level 1 – Quoted Prices*		Level 2 – Other Significant Observable Inputs*	Total
	Common Stocks	Futures Contracts	U.S. Treasury Obligations	Investment Securities	Other Financial Instruments including Futures Contracts
FlexShares® Morningstar US Market Factor Tilt Index Fund	$103,813,031	$35,188	$119,968	$103,932,999	$35,188
FlexShares® Morningstar Global Upstream Natural Resources Index Fund	414,838,543	64,306	—	414,838,543	64,306
FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund	—	—	369,938,321	369,938,321	—
FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund	—	—	211,568,561	211,568,561	—

*	There were no transfers between Level 1 and Level 2 during the period ended July 31, 2012.

Item 2. Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FlexShares Trust

By:	/s/ Shundrawn A. Thomas
Shundrawn A. Thomas
President
September 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Shundrawn A. Thomas
Shundrawn A. Thomas
President
September 27, 2012

By:	/s/ Randal Rein
Randal Rein
Treasurer and Principal Financial Officer
September 27, 2012